                      PORTFOLIO ARCHITECT ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Annuity (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
     PRODUCTS -- SERVICE CLASS 2                      Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Mid Cap Value
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
     TRUST -- CLASS 2                                 Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Fund Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       Pioneer Strategic Income Portfolio -- Class
     Growth Portfolio -- Class I                      A
  Legg Mason ClearBridge Variable                  RCM Technology Portfolio -- Class B
     Appreciation Portfolio -- Class I             T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap Value Portfolio -- Class I            Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      METROPOLITAN SERIES FUND, INC.
     Value Portfolio -- Class I                    BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Diversified Portfolio -- Class A
     Social Awareness Portfolio                    BlackRock Legacy Large Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        BlackRock Money Market Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class      Davis Venture Value Portfolio -- Class A
     E                                             FI Value Leaders Portfolio -- Class D
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Variable Funding Options have been subject to a name change, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge*..............................................    1.25%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.40%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.60%
Optional GMWB I Charge..........................................................    1.00%(5)
Optional GMWB II Charge.........................................................    1.00%(5)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    1.85%


(5) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the underlying fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Lord Abbett Growth and Income Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -Class A; an amount equal to the underlying fund expenses that are in excess of 1.50% for the subaccount investing in Van Kampen Mid Cap Growth Portfolio -- Class B, an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses).............................................................     0.34%      1.22%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(3)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(7)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(8)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(9)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(10)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(13)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

          FUNDING OPTION                   INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC

          FUNDING OPTION                   INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company

          FUNDING OPTION                   INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC

          FUNDING OPTION                   INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a name change, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information replaces the last bullet in the last paragraph in the "Withdrawal Charge" section with the following:

- on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as

"market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Templeton Foreign Securities Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.159                 --
                                                          2006      1.000          1.081          5,536,044

  AIM V.I. Premier Equity Subaccount (Series I) (9/00)..  2006      0.696          0.731                 --
                                                          2005      0.668          0.696          8,409,042
                                                          2004      0.640          0.668          9,829,151
                                                          2003      0.519          0.640         11,454,952
                                                          2002      0.755          0.519         12,440,911
                                                          2001      0.875          0.755         11,008,192

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/00).............................................  2006      0.642          0.629                 --
                                                          2005      0.567          0.642         22,204,137
                                                          2004      0.531          0.567         26,507,067
                                                          2003      0.436          0.531         30,895,324
                                                          2002      0.640          0.436         36,589,839
                                                          2001      0.786          0.640         40,231,058

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2010      1.870          2.061            767,416
                                                          2009      1.333          1.870            900,985
                                                          2008      2.194          1.333            968,606
                                                          2007      1.937          2.194          1,094,791
                                                          2006      1.631          1.937            806,668
                                                          2005      1.450          1.631            266,497
                                                          2004      1.296          1.450            126,875
                                                          2003      1.000          1.296             86,160

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.451          1.698          1,081,840
                                                          2009      1.055          1.451          1,285,378
                                                          2008      1.910          1.055          1,277,607
                                                          2007      1.724          1.910          1,539,042
                                                          2006      1.587          1.724          1,617,810
                                                          2005      1.385          1.587          1,009,953
                                                          2004      1.248          1.385            248,816
                                                          2003      1.000          1.248            209,985

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      1.328          1.460          1,743,133
                                                          2009      1.026          1.328          2,135,670
                                                          2008      1.675          1.026          2,766,491
                                                          2007      1.617          1.675          4,587,642
                                                          2006      1.423          1.617          4,634,979
                                                          2005      1.364          1.423          4,835,914
                                                          2004      1.253          1.364          4,250,828
                                                          2003      1.000          1.253          1,869,332

Capital Appreciation Fund
  Capital Appreciation Fund (12/96).....................  2006      2.174          2.153                 --
                                                          2005      1.865          2.174         46,759,681
                                                          2004      1.583          1.865         53,987,868
                                                          2003      1.285          1.583         63,373,636
                                                          2002      1.739          1.285         73,263,131
                                                          2001      2.387          1.739         91,216,186

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98)................................................  2007      1.970          2.065                 --
                                                          2006      1.507          1.970          5,370,353
                                                          2005      1.195          1.507          6,004,225
                                                          2004      0.970          1.195          6,093,368
                                                          2003      0.688          0.970          6,249,904
                                                          2002      0.789          0.688          7,447,485
                                                          2001      0.886          0.789          7,088,394

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/98)..  2006      2.244          2.934                 --
                                                          2005      2.123          2.244          7,881,982
                                                          2004      1.639          2.123          9,166,241
                                                          2003      1.240          1.639          9,369,469
                                                          2002      1.203          1.240          8,564,700
                                                          2001      1.121          1.203          4,826,252

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (4/98)................................................  2008      1.360          1.302                 --
                                                          2007      1.287          1.360          9,186,984
                                                          2006      1.121          1.287         11,996,494
                                                          2005      1.089          1.121         14,400,160
                                                          2004      1.051          1.089         16,953,987
                                                          2003      0.880          1.051         19,793,175
                                                          2002      1.071          0.880         21,558,820
                                                          2001      1.198          1.071         22,744,294

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98)........................................  2008      1.165          1.100                 --
                                                          2007      1.328          1.165         17,387,978
                                                          2006      1.298          1.328         21,591,686
                                                          2005      1.244          1.298         25,670,941
                                                          2004      1.133          1.244         29,208,336
                                                          2003      0.872          1.133         32,781,614
                                                          2002      1.094          0.872         33,346,038
                                                          2001      1.182          1.094         30,659,693

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.315          1.431                 --
                                                          2005      1.210          1.315             58,781
                                                          2004      1.074          1.210              1,000
                                                          2003      1.000          1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.312          1.463                 --
                                                          2005      1.208          1.312             23,848
                                                          2004      1.068          1.208             14,614
                                                          2003      1.000          1.068              1,000

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.125          1.297         12,061,335
                                                          2009      0.842          1.125         14,627,602
                                                          2008      1.490          0.842         18,718,821
                                                          2007      1.288          1.490         26,589,742
                                                          2006      1.172          1.288         29,766,697
                                                          2005      1.019          1.172         29,206,274
                                                          2004      0.897          1.019         24,759,212
                                                          2003      0.710          0.897         22,447,592
                                                          2002      0.796          0.710         20,469,488
                                                          2001      0.923          0.796         16,239,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00).............................  2010      0.822          0.957            124,203
                                                          2009      0.614          0.822            186,416
                                                          2008      1.062          0.614            214,463
                                                          2007      1.009          1.062            392,127
                                                          2006      0.899          1.009            641,307
                                                          2005      0.755          0.899            682,069
                                                          2004      0.756          0.755            949,561
                                                          2003      0.614          0.756          1,193,376
                                                          2002      0.673          0.614          1,269,654

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.789          2.268          6,039,695
                                                          2009      1.298          1.789          7,239,853
                                                          2008      2.180          1.298          8,989,430
                                                          2007      1.917          2.180         12,919,618
                                                          2006      1.729          1.917         15,186,897
                                                          2005      1.486          1.729         15,313,391
                                                          2004      1.209          1.486         13,565,586
                                                          2003      0.887          1.209         12,112,936
                                                          2002      0.999          0.887         10,142,959

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.262          1.474                 --
                                                          2005      1.158          1.262          1,315,053
                                                          2004      1.043          1.158          1,311,339
                                                          2003      0.845          1.043          1,079,369
                                                          2002      1.000          0.845            379,201

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.589          1.674            158,180
                                                          2007      2.826          3.589            453,353
                                                          2006      2.238          2.826            436,544
                                                          2005      1.781          2.238            625,965
                                                          2004      1.448          1.781             91,022
                                                          2003      1.000          1.448              5,729

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (5/04).............................................  2010      1.355          1.449            267,945
                                                          2009      1.003          1.355            322,729
                                                          2008      1.706          1.003            375,927
                                                          2007      1.499          1.706            601,350
                                                          2006      1.251          1.499            443,542
                                                          2005      1.152          1.251            391,275
                                                          2004      1.000          1.152             28,678

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.267          1.522                 --
                                                          2005      1.180          1.267          2,902,047
                                                          2004      1.032          1.180          2,265,731
                                                          2003      0.792          1.032          1,502,673
                                                          2002      1.000          0.792            700,218

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.069          1.094                 --
                                                          2005      1.070          1.069            322,056
                                                          2004      1.000          1.070             48,427

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066         22,690,520
                                                          2004      0.941          1.004         26,103,089
                                                          2003      0.839          0.941         29,376,228
                                                          2002      0.911          0.839         30,446,350
                                                          2001      0.972          0.911         26,111,026

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.096          1.112                 --
                                                          2009      0.885          1.096          2,226,603
                                                          2008      1.264          0.885          2,841,896
                                                          2007      1.053          1.264          3,693,004
                                                          2006      1.004          1.053          4,234,362
                                                          2005      0.907          1.004          4,859,252
                                                          2004      0.805          0.907          5,567,616
                                                          2003      0.647          0.805          5,869,699
                                                          2002      0.931          0.647          6,339,152
                                                          2001      1.135          0.931          7,303,882

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2010      0.415          0.510          5,683,647
                                                          2009      0.269          0.415          6,693,004
                                                          2008      0.486          0.269          7,562,482
                                                          2007      0.405          0.486         10,138,567
                                                          2006      0.381          0.405         11,611,437
                                                          2005      0.346          0.381         12,955,013
                                                          2004      0.349          0.346         16,727,862
                                                          2003      0.242          0.349         17,284,925
                                                          2002      0.415          0.242         19,755,759
                                                          2001      0.672          0.415         19,750,948

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732         18,217,150
                                                          2006      0.584          0.679         21,251,779
                                                          2005      0.561          0.584         24,083,675
                                                          2004      0.544          0.561         28,624,746
                                                          2003      0.446          0.544         33,150,406
                                                          2002      0.609          0.446         37,667,695
                                                          2001      0.798          0.609         39,666,734

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.552          1.745                 --
                                                          2005      1.513          1.552            194,097
                                                          2004      1.336          1.513             68,039
                                                          2003      1.000          1.336              7,120

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      0.832          1.026         14,114,288
                                                          2009      0.627          0.832         17,888,303
                                                          2008      1.067          0.627         24,826,899
                                                          2007      1.105          1.067         33,477,665

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.490          1.654         11,742,523
                                                          2009      1.237          1.490         13,490,341
                                                          2008      1.775          1.237         16,720,090
                                                          2007      1.712          1.775         22,507,632

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.365          1.570         21,352,828
                                                          2009      1.070          1.365         26,763,019
                                                          2008      1.711          1.070         35,047,749
                                                          2007      1.785          1.711         48,365,342

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      0.935          1.013          3,142,899
                                                          2009      0.666          0.935          3,984,824
                                                          2008      1.077          0.666          4,976,021
                                                          2007      1.075          1.077          7,440,935

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.282          1.384          8,986,778
                                                          2009      1.045          1.282         11,267,175
                                                          2008      1.645          1.045         14,368,536
                                                          2007      1.606          1.645         19,996,736
                                                          2006      1.377          1.606         24,335,381
                                                          2005      1.311          1.377         29,147,578
                                                          2004      1.204          1.311         33,602,765
                                                          2003      0.923          1.204         36,676,749
                                                          2002      1.216          0.923         39,043,250
                                                          2001      1.287          1.216         35,499,907

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/00)...........................  2010      0.995          1.228          2,407,957
                                                          2009      0.707          0.995          2,725,034
                                                          2008      1.209          0.707          3,158,558
                                                          2007      1.114          1.209          4,188,379
                                                          2006      1.002          1.114          5,310,869
                                                          2005      0.969          1.002          6,238,148
                                                          2004      0.853          0.969          7,350,185
                                                          2003      0.581          0.853          8,428,073
                                                          2002      0.903          0.581          7,040,621
                                                          2001      0.987          0.903          6,159,956

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      0.662          0.644                 --
                                                          2008      1.073          0.662         12,571,305
                                                          2007      1.038          1.073         16,997,479
                                                          2006      0.914          1.038         23,042,929
                                                          2005      0.889          0.914         26,821,879
                                                          2004      0.818          0.889         30,829,812
                                                          2003      0.649          0.818         33,022,652
                                                          2002      0.848          0.649         32,089,116
                                                          2001      0.982          0.848         29,114,950

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.157          1.279             98,829
                                                          2009      0.955          1.157            118,650
                                                          2008      1.295          0.955            123,476
                                                          2007      1.184          1.295            123,068
                                                          2006      1.115          1.184             99,060
                                                          2005      1.083          1.115             81,296
                                                          2004      1.000          1.083              3,000

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.929          1.001            153,364
                                                          2009      0.803          0.929            181,987
                                                          2008      1.033          0.803            186,585
                                                          2007      1.033          1.033            240,254
                                                          2006      1.006          1.033            300,294
                                                          2005      0.997          1.006            266,971
                                                          2004      0.999          0.997            268,079
                                                          2003      1.000          0.999            154,156

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.977          2.076                 --
                                                          2006      1.698          1.977         19,730,122
                                                          2005      1.655          1.698         22,894,995
                                                          2004      1.549          1.655         25,770,869
                                                          2003      1.130          1.549         26,374,762
                                                          2002      1.529          1.130         25,431,235
                                                          2001      1.522          1.529         17,463,428

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.206          1.257                 --
                                                          2006      1.173          1.206          1,091,684
                                                          2005      1.130          1.173          1,187,249
                                                          2004      1.140          1.130          1,476,281
                                                          2003      0.800          1.140            640,504
                                                          2002      1.000          0.800             50,601

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.337          1.385                 --
                                                          2006      1.220          1.337            529,404
                                                          2005      1.126          1.220            450,261
                                                          2004      1.047          1.126            466,599
                                                          2003      0.758          1.047            276,193
                                                          2002      1.000          0.758             74,315

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.243          1.300                 --
                                                          2006      1.122          1.243            113,673
                                                          2005      1.098          1.122            138,329
                                                          2004      1.027          1.098            125,341
                                                          2003      0.800          1.027            154,519
                                                          2002      1.000          0.800            116,287

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.628          1.693                 --
                                                          2006      1.408          1.628            378,255
                                                          2005      1.382          1.408            484,930
                                                          2004      1.244          1.382            411,039
                                                          2003      1.000          1.244            101,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.820          2.007                 --
                                                          2006      1.644          1.820            544,508
                                                          2005      1.541          1.644            633,460
                                                          2004      1.260          1.541            312,944
                                                          2003      1.000          1.260            101,645

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.104          1.140                 --
                                                          2005      1.078          1.104            267,384
                                                          2004      1.000          1.078            247,331

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.593          2.501                 --
                                                          2007      2.480          2.593          6,467,216
                                                          2006      2.601          2.480          8,594,029

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.766          2.024          6,835,617
                                                          2009      1.215          1.766          8,153,966
                                                          2008      1.624          1.215          9,846,367
                                                          2007      1.603          1.624         13,202,391
                                                          2006      1.519          1.603         15,855,939

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.148          1.205                 --
                                                          2006      1.083          1.148          2,346,526

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      0.876          0.972            949,867
                                                          2009      0.745          0.876          1,120,608
                                                          2008      1.205          0.745          1,279,787
                                                          2007      1.195          1.205          1,831,042

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.788          0.904          7,342,272
                                                          2009      0.592          0.788          9,322,885
                                                          2008      1.026          0.592         11,831,373
                                                          2007      1.222          1.026         17,519,536
                                                          2006      1.003          1.222         22,994,164

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.383          1.591         11,799,966
                                                          2009      0.902          1.383         13,845,148
                                                          2008      1.543          0.902         15,655,965
                                                          2007      1.579          1.543         20,171,016
                                                          2006      1.431          1.579         25,071,496

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      2.302          2.490         17,535,819
                                                          2009      1.630          2.302         20,443,280
                                                          2008      2.843          1.630         23,638,458
                                                          2007      2.210          2.843         29,053,459
                                                          2006      2.153          2.210         37,482,326

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      2.138          2.598          3,270,145
                                                          2009      1.581          2.138          3,967,042
                                                          2008      2.496          1.581          4,741,935

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.933          0.923                 --
                                                          2008      1.265          0.933            193,784
                                                          2007      1.206          1.265            200,406
                                                          2006      1.140          1.206            426,962

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.930          2.154          5,397,682
                                                          2009      1.427          1.930          6,853,644
                                                          2008      1.774          1.427          8,538,724
                                                          2007      1.684          1.774         12,836,351
                                                          2006      1.604          1.684         14,579,078

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.812          0.937          8,668,798
                                                          2009      0.695          0.812         10,184,989
                                                          2008      1.106          0.695         11,998,584
                                                          2007      1.079          1.106         15,120,906
                                                          2006      1.001          1.079         18,515,887

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.802          0.993            555,727
                                                          2009      0.643          0.802            564,167
                                                          2008      1.065          0.643            714,075
                                                          2007      1.073          1.065            960,546
                                                          2006      1.016          1.073            105,550

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.417          0.397                 --
                                                          2008      0.737          0.417          2,639,880
                                                          2007      0.668          0.737          4,361,004
                                                          2006      0.676          0.668          5,505,652

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.901          2.324          3,566,576
                                                          2009      1.139          1.901          4,056,913
                                                          2008      2.589          1.139          4,890,900
                                                          2007      2.052          2.589          6,465,639

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.501          2.501                 --
                                                          2008      3.272          1.501             94,356

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.177          1.293          3,028,337
                                                          2009      0.907          1.177          3,357,563
                                                          2008      1.596          0.907          4,283,769
                                                          2007      1.518          1.596          4,959,903

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.776          1.011            271,713
                                                          2009      0.501          0.776            326,428
                                                          2008      0.901          0.501            318,271

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.314          1.399          1,192,113
                                                          2009      1.126          1.314          1,030,068
                                                          2008      1.223          1.126            869,375
                                                          2007      1.153          1.223            797,963

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.609          1.716         14,796,631
                                                          2009      1.442          1.609         16,907,876

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.335          1.530          1,421,689
                                                          2009      1.093          1.335          1,629,731
                                                          2008      1.650          1.093             84,857
                                                          2007      1.593          1.650             74,219
                                                          2006      1.480          1.593             72,579

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.874          2.073          1,788,571
                                                          2009      1.428          1.874          1,796,892
                                                          2008      1.622          1.428          2,136,784
                                                          2007      1.543          1.622          2,707,608
                                                          2006      1.487          1.543          3,635,513

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.850          1.005          1,737,285
                                                          2009      0.682          0.850          2,404,495
                                                          2008      0.985          0.682          3,257,480
                                                          2007      1.030          0.985          4,297,915
                                                          2006      1.003          1.030            826,652

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.091          1.236          6,265,151
                                                          2009      0.873          1.091          7,934,328

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.977          1.110         18,342,491
                                                          2009      0.664          0.977         22,203,385
                                                          2008      1.241          0.664         25,661,260
                                                          2007      1.045          1.241         33,300,325
                                                          2006      1.069          1.045         42,452,281

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.569          1.676         14,119,850
                                                          2009      1.453          1.569         17,125,468
                                                          2008      1.526          1.453         21,686,521
                                                          2007      1.456          1.526         30,367,089
                                                          2006      1.400          1.456         36,840,677

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.089          1.177            106,565
                                                          2009      0.937          1.089            202,241

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.214          1.435         25,609,950
                                                          2009      0.963          1.214         30,730,485

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.282          1.264         19,035,283
                                                          2009      1.294          1.282         24,038,242
                                                          2008      1.276          1.294         39,814,833
                                                          2007      1.232          1.276         34,190,333
                                                          2006      1.203          1.232         32,772,233

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.641          0.634                 --
                                                          2008      1.087          0.641          3,164,204
                                                          2007      1.147          1.087          4,785,370

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.044          1.153          5,942,006
                                                          2009      0.802          1.044          7,007,017
                                                          2008      1.297          0.802          7,485,352

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.898          0.937                 --
                                                          2008      1.650          0.898         34,064,789
                                                          2007      1.610          1.650         42,724,709
                                                          2006      1.586          1.610         55,826,210

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.492          1.684         13,734,917
                                                          2009      1.243          1.492         16,088,014
                                                          2008      2.067          1.243         19,676,195
                                                          2007      2.014          2.067         26,108,968
                                                          2006      1.960          2.014         33,843,362

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.821          0.927          8,860,946
                                                          2009      0.666          0.821         10,389,547

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.820          1.971         29,778,017
                                                          2009      1.559          1.820         35,577,508
                                                          2008      2.035          1.559         44,392,462
                                                          2007      1.981          2.035         60,705,244
                                                          2006      1.851          1.981         75,566,898

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.126          1.237            694,601
                                                          2009      0.945          1.126            787,885
                                                          2008      1.420          0.945            838,533
                                                          2007      1.338          1.420            877,792
                                                          2006      1.209          1.338            994,467

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.891          1.019          5,974,835
                                                          2009      0.646          0.891          6,986,769
                                                          2008      1.103          0.646         10,185,611
                                                          2007      1.052          1.103          2,737,513
                                                          2006      0.996          1.052          3,318,735

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.929          1.070          5,534,008
                                                          2009      0.659          0.929          6,562,103
                                                          2008      1.152          0.659          7,547,032
                                                          2007      1.070          1.152         10,971,650
                                                          2006      0.998          1.070         12,988,991

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.992          1.317          8,751,660
                                                          2009      0.726          0.992         10,702,716
                                                          2008      1.103          0.726         12,779,687

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.163          1.209                 --
                                                          2006      1.094          1.163            197,729

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.131          1.182            459,046
                                                          2009      1.098          1.131            296,186
                                                          2008      1.115          1.098            298,370
                                                          2007      1.082          1.115            235,195
                                                          2006      1.044          1.082            190,943

Money Market Portfolio
  Money Market Subaccount (2/97)........................  2006      1.192          1.203                 --
                                                          2005      1.175          1.192         29,529,348
                                                          2004      1.179          1.175         36,847,419
                                                          2003      1.187          1.179         52,032,951
                                                          2002      1.187          1.187         88,267,174
                                                          2001      1.160          1.187         98,389,867

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.120          1.184                 --
                                                          2005      1.074          1.120            139,075
                                                          2004      1.000          1.074             55,784

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.125          1.148                 --
                                                          2006      1.133          1.125            767,456
                                                          2005      1.125          1.133          1,209,689
                                                          2004      1.048          1.125          1,135,095
                                                          2003      1.000          1.048            363,275

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.391          1.438                 --
                                                          2008      1.346          1.391         19,822,462
                                                          2007      1.255          1.346         24,611,470
                                                          2006      1.226          1.255         28,206,540
                                                          2005      1.213          1.226         32,865,675
                                                          2004      1.173          1.213         35,583,669
                                                          2003      1.132          1.173         40,780,660
                                                          2002      1.053          1.132         43,193,151
                                                          2001      1.000          1.053         10,225,010

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.974          0.904                 --
                                                          2007      0.895          0.974            501,869
                                                          2006      0.817          0.895            454,688
                                                          2005      0.773          0.817            581,006
                                                          2004      0.728          0.773            683,011
                                                          2003      0.560          0.728            760,152
                                                          2002      0.806          0.560            692,577
                                                          2001      1.000          0.806            423,942

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.408          1.526                 --
                                                          2006      1.118          1.408          5,342,551
                                                          2005      1.011          1.118          4,062,631
                                                          2004      0.882          1.011          3,801,076
                                                          2003      0.696          0.882          4,106,933
                                                          2002      0.857          0.696          6,551,688
                                                          2001      1.000          0.857          2,555,063

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.967          2.102                 --
                                                          2006      1.701          1.967          2,871,477
                                                          2005      1.611          1.701          3,441,251
                                                          2004      1.295          1.611          3,917,767
                                                          2003      0.877          1.295          3,810,868
                                                          2002      1.088          0.877          3,635,620
                                                          2001      1.000          1.088          1,248,929

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (9/00)..  2006      0.634          0.676                 --
                                                          2005      0.591          0.634          6,200,092
                                                          2004      0.563          0.591          7,177,040
                                                          2003      0.442          0.563          7,592,076
                                                          2002      0.588          0.442          8,177,172
                                                          2001      0.783          0.588          7,278,855

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.504          1.604                 --
                                                          2005      1.520          1.504         17,592,780
                                                          2004      1.450          1.520         20,911,116
                                                          2003      1.165          1.450         21,856,496
                                                          2002      1.270          1.165         23,442,461
                                                          2001      1.299          1.270         22,666,641

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)................................................  2006      2.380          2.601                 --
                                                          2005      2.146          2.380         10,685,752
                                                          2004      1.869          2.146         12,676,883
                                                          2003      1.417          1.869         13,586,547
                                                          2002      1.677          1.417         14,506,896
                                                          2001      1.773          1.677         13,578,967

  Travelers Equity Income Subaccount (12/96)............  2006      1.864          1.960                 --
                                                          2005      1.810          1.864         42,754,927
                                                          2004      1.670          1.810         51,151,676
                                                          2003      1.291          1.670         56,128,444
                                                          2002      1.521          1.291         59,629,514
                                                          2001      1.652          1.521         64,943,530

  Travelers Federated High Yield Subaccount (1/97)......  2006      1.480          1.519                 --
                                                          2005      1.464          1.480         20,030,737
                                                          2004      1.345          1.464         24,354,904
                                                          2003      1.114          1.345         28,609,219
                                                          2002      1.089          1.114         28,203,476
                                                          2001      1.084          1.089         29,393,290

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (1/97)...........  2006      1.804          1.869                 --
                                                          2005      1.737          1.804         10,592,530
                                                          2004      1.593          1.737         13,140,308
                                                          2003      1.266          1.593         14,806,904
                                                          2002      1.592          1.266         16,771,933
                                                          2001      1.588          1.592         19,156,709

  Travelers Large Cap Subaccount (12/96)................  2006      1.538          1.586                 --
                                                          2005      1.435          1.538         31,559,275
                                                          2004      1.366          1.435         37,647,579
                                                          2003      1.111          1.366         42,887,962
                                                          2002      1.459          1.111         48,092,525
                                                          2001      1.790          1.459         56,412,373

  Travelers Mercury Large Cap Core Subaccount (5/98)....  2006      1.019          1.083                 --
                                                          2005      0.922          1.019          3,136,702
                                                          2004      0.807          0.922          3,473,928
                                                          2003      0.675          0.807          3,874,308
                                                          2002      0.915          0.675          4,304,959
                                                          2001      1.197          0.915          5,133,750

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98).....  2006      1.010          1.069                 --
                                                          2005      0.994          1.010         52,587,787
                                                          2004      0.883          0.994         27,332,313
                                                          2003      0.653          0.883         30,435,103
                                                          2002      1.295          0.653         31,997,902
                                                          2001      1.721          1.295         34,547,620

  Travelers MFS(R) Total Return Subaccount (1/97).......  2006      1.792          1.851                 --
                                                          2005      1.765          1.792         76,913,823
                                                          2004      1.606          1.765         88,045,281
                                                          2003      1.397          1.606         95,450,052
                                                          2002      1.496          1.397         99,705,638
                                                          2001      1.517          1.496         97,392,770

  Travelers MFS(R) Value Subaccount (5/00)..............  2006      1.118          1.209                 --
                                                          2005      1.065          1.118            580,216
                                                          2004      0.952          1.065            141,420
                                                          2003      0.855          0.952                 --
                                                          2002      0.997          0.855                500
                                                          2001      1.027          0.997                500

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (12/96)...............................................  2006      1.245          1.431                 --
                                                          2005      1.153          1.245         28,870,622
                                                          2004      1.010          1.153         32,188,320
                                                          2003      0.796          1.010         34,678,909
                                                          2002      0.928          0.796         40,309,198
                                                          2001      1.275          0.928         46,901,000

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.394          1.480                 --
                                                          2005      1.333          1.394             42,219
                                                          2004      1.217          1.333             31,989
                                                          2003      1.000          1.217             18,271

  Travelers Pioneer Strategic Income Subaccount
  (12/96)...............................................  2006      1.472          1.487                 --
                                                          2005      1.439          1.472          4,588,634
                                                          2004      1.316          1.439          5,266,141
                                                          2003      1.116          1.316          6,069,309
                                                          2002      1.069          1.116          7,028,169
                                                          2001      1.040          1.069          9,033,785

  Travelers Quality Bond Subaccount (12/96).............  2006      1.412          1.400                 --
                                                          2005      1.409          1.412         44,190,873
                                                          2004      1.383          1.409         54,315,380
                                                          2003      1.311          1.383         64,609,522
                                                          2002      1.257          1.311         70,823,295
                                                          2001      1.190          1.257         65,243,398

  Travelers Strategic Equity Subaccount (12/96).........  2006      1.412          1.474                 --
                                                          2005      1.403          1.412         41,082,130
                                                          2004      1.291          1.403         49,286,540
                                                          2003      0.988          1.291         56,830,266
                                                          2002      1.508          0.988         65,109,912
                                                          2001      1.765          1.508         81,882,596

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.083          1.044                 --
                                                          2005      1.052          1.083            315,062
                                                          2004      1.000          1.052             10,705

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      0.870          0.845                 --
                                                          2008      1.375          0.870         10,485,336
                                                          2007      1.427          1.375         16,160,002
                                                          2006      1.247          1.427         18,657,694
                                                          2005      1.215          1.247         20,522,224
                                                          2004      1.049          1.215         20,257,888
                                                          2003      0.814          1.049         20,260,123
                                                          2002      1.024          0.814         19,599,867
                                                          2001      1.069          1.024         12,242,438

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98)................................................  2009      0.479          0.492                 --
                                                          2008      0.854          0.479          1,337,633
                                                          2007      0.770          0.854          1,857,644
                                                          2006      0.731          0.770          2,089,629
                                                          2005      0.688          0.731          2,748,000
                                                          2004      0.672          0.688          3,051,014
                                                          2003      0.542          0.672          3,198,088
                                                          2002      0.781          0.542          3,244,434




              PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.076          1.151                --
                                                          2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I) (9/00)..  2006      1.354          1.420                --
                                                          2005      1.309          1.354                --
                                                          2004      1.263          1.309                --
                                                          2003      1.000          1.263                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/00).............................................  2006      1.493          1.453                --
                                                          2005      1.328          1.493                --
                                                          2004      1.251          1.328                --
                                                          2003      1.000          1.251                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2010      1.785          1.953                --
                                                          2009      1.281          1.785                --
                                                          2008      2.123          1.281                --
                                                          2007      1.888          2.123                --
                                                          2006      1.601          1.888                --
                                                          2005      1.433          1.601                --
                                                          2004      1.290          1.433                --
                                                          2003      1.000          1.290                --

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.385          1.609                --
                                                          2009      1.014          1.385                --
                                                          2008      1.849          1.014                --
                                                          2007      1.681          1.849                --
                                                          2006      1.557          1.681                --
                                                          2005      1.369          1.557                --
                                                          2004      1.242          1.369                --
                                                          2003      1.000          1.242                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      1.268          1.383                --
                                                          2009      0.986          1.268                --
                                                          2008      1.621          0.986                --
                                                          2007      1.576          1.621                --
                                                          2006      1.397          1.576                --
                                                          2005      1.348          1.397                --
                                                          2004      1.247          1.348                --
                                                          2003      1.000          1.247                --

Capital Appreciation Fund
  Capital Appreciation Fund (12/96).....................  2006      1.717          1.696                --
                                                          2005      1.483          1.717                --
                                                          2004      1.267          1.483                --
                                                          2003      1.000          1.267                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98)................................................  2007      2.872          3.004                --
                                                          2006      2.213          2.872                --
                                                          2005      1.766          2.213                --
                                                          2004      1.444          1.766                --
                                                          2003      1.000          1.444                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/98)..  2006      1.845          2.396                --
                                                          2005      1.758          1.845                --
                                                          2004      1.366          1.758                --
                                                          2003      1.000          1.366                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (4/98)................................................  2008      1.564          1.494                --
                                                          2007      1.491          1.564                --
                                                          2006      1.307          1.491                --
                                                          2005      1.279          1.307                --
                                                          2004      1.243          1.279                --
                                                          2003      1.000          1.243                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98)........................................  2008      1.348          1.271                --
                                                          2007      1.548          1.348                --
                                                          2006      1.524          1.548                --
                                                          2005      1.471          1.524                --
                                                          2004      1.349          1.471                --
                                                          2003      1.000          1.349                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.295          1.406                --
                                                          2005      1.201          1.295                --
                                                          2004      1.074          1.201                --
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.293          1.438                --
                                                          2005      1.199          1.293                --
                                                          2004      1.067          1.199                --
                                                          2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.577          1.806         1,251,138
                                                          2009      1.189          1.577         1,263,569
                                                          2008      2.119          1.189         1,393,965
                                                          2007      1.845          2.119         1,497,983
                                                          2006      1.690          1.845         1,609,191
                                                          2005      1.480          1.690         1,498,799
                                                          2004      1.312          1.480         1,023,326
                                                          2003      1.000          1.312           771,974

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00).............................  2010      1.302          1.504                --
                                                          2009      0.979          1.302                --
                                                          2008      1.705          0.979                --
                                                          2007      1.631          1.705                --
                                                          2006      1.464          1.631                --
                                                          2005      1.239          1.464                --
                                                          2004      1.249          1.239                --
                                                          2003      1.000          1.249                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      2.003          2.522           661,706
                                                          2009      1.464          2.003           715,406
                                                          2008      2.475          1.464           792,336
                                                          2007      2.192          2.475           771,810
                                                          2006      1.991          2.192           796,696
                                                          2005      1.723          1.991           741,741
                                                          2004      1.411          1.723           478,407
                                                          2003      1.000          1.411           260,694

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.510          1.751                --
                                                          2005      1.395          1.510                --
                                                          2004      1.265          1.395                --
                                                          2003      1.000          1.265                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.474          3.155                --
                                                          2007      2.755          3.474                --
                                                          2006      2.196          2.755                --
                                                          2005      1.760          2.196                --
                                                          2004      1.441          1.760                --
                                                          2003      1.000          1.441                --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (5/04).............................................  2010      1.303          1.383                --
                                                          2009      0.971          1.303                --
                                                          2008      1.663          0.971                --
                                                          2007      1.471          1.663                --
                                                          2006      1.237          1.471                --
                                                          2005      1.146          1.237                --
                                                          2004      1.000          1.146                --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.633          1.947                --
                                                          2005      1.531          1.633                --
                                                          2004      1.348          1.531                --
                                                          2003      1.000          1.348                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.057          1.078                --
                                                          2005      1.065          1.057                --
                                                          2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.271          1.311                --
                                                          2005      1.206          1.271           267,468
                                                          2004      1.137          1.206           267,593
                                                          2003      1.000          1.137           308,419

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.651          1.671                --
                                                          2009      1.342          1.651                --
                                                          2008      1.931          1.342                --
                                                          2007      1.620          1.931                --
                                                          2006      1.556          1.620                --
                                                          2005      1.415          1.556                --
                                                          2004      1.265          1.415                --
                                                          2003      1.000          1.265                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2010      1.676          2.041                --
                                                          2009      1.091          1.676                --
                                                          2008      1.988          1.091                --
                                                          2007      1.669          1.988                --
                                                          2006      1.580          1.669                --
                                                          2005      1.447          1.580                --
                                                          2004      1.469          1.447                --
                                                          2003      1.000          1.469                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      1.681          1.581                --
                                                          2007      1.570          1.681           119,557
                                                          2006      1.359          1.570            38,465
                                                          2005      1.315          1.359            85,444
                                                          2004      1.284          1.315           148,567
                                                          2003      1.000          1.284           145,301

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.523          1.702                --
                                                          2005      1.496          1.523                --
                                                          2004      1.330          1.496                --
                                                          2003      1.000          1.330                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      1.290          1.579           116,142
                                                          2009      0.979          1.290           149,975
                                                          2008      1.678          0.979           153,229
                                                          2007      1.746          1.678           144,906

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.353          1.492                --
                                                          2009      1.132          1.353                --
                                                          2008      1.635          1.132                --
                                                          2007      1.585          1.635                --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.379          1.575           152,049
                                                          2009      1.089          1.379           187,200
                                                          2008      1.754          1.089           191,245
                                                          2007      1.837          1.754           235,778

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      1.335          1.436            35,581
                                                          2009      0.957          1.335            35,581
                                                          2008      1.559          0.957            35,581
                                                          2007      1.563          1.559            35,581

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.370          1.469            99,578
                                                          2009      1.124          1.370           104,486
                                                          2008      1.783          1.124           114,451
                                                          2007      1.753          1.783           191,507
                                                          2006      1.514          1.753           185,241
                                                          2005      1.451          1.514           119,556
                                                          2004      1.342          1.451           150,302
                                                          2003      1.000          1.342            92,433

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/00)...........................  2010      1.734          2.125           457,613
                                                          2009      1.240          1.734           585,022
                                                          2008      2.136          1.240           548,707
                                                          2007      1.983          2.136           593,851
                                                          2006      1.796          1.983           632,710
                                                          2005      1.748          1.796           647,982
                                                          2004      1.551          1.748           464,756
                                                          2003      1.000          1.551           363,105

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      1.011          0.983                --
                                                          2008      1.652          1.011                --
                                                          2007      1.608          1.652                --
                                                          2006      1.426          1.608                --
                                                          2005      1.397          1.426                --
                                                          2004      1.294          1.397                --
                                                          2003      1.000          1.294                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.112          1.221                --
                                                          2009      0.924          1.112                --
                                                          2008      1.262          0.924                --
                                                          2007      1.162          1.262                --
                                                          2006      1.102          1.162                --
                                                          2005      1.078          1.102                --
                                                          2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.889          0.951                --
                                                          2009      0.773          0.889                --
                                                          2008      1.002          0.773                --
                                                          2007      1.010          1.002                --
                                                          2006      0.990          1.010                --
                                                          2005      0.988          0.990                --
                                                          2004      0.997          0.988                --
                                                          2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.753          1.837                --
                                                          2006      1.516          1.753           337,569
                                                          2005      1.488          1.516           338,330
                                                          2004      1.403          1.488           290,694
                                                          2003      1.000          1.403           147,791

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.485          1.545                --
                                                          2006      1.455          1.485            85,941
                                                          2005      1.412          1.455            44,015
                                                          2004      1.435          1.412                --
                                                          2003      1.000          1.435                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.743          1.802                --
                                                          2006      1.603          1.743           139,784
                                                          2005      1.489          1.603           139,065
                                                          2004      1.394          1.489             5,855
                                                          2003      1.000          1.394                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.560          1.626                --
                                                          2006      1.417          1.560                --
                                                          2005      1.396          1.417                --
                                                          2004      1.316          1.396                --
                                                          2003      1.000          1.316                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.587          1.646                --
                                                          2006      1.382          1.587                --
                                                          2005      1.366          1.382                --
                                                          2004      1.239          1.366                --
                                                          2003      1.000          1.239                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.774          1.952                --
                                                          2006      1.614          1.774                --
                                                          2005      1.523          1.614                --
                                                          2004      1.254          1.523                --
                                                          2003      1.000          1.254                --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.091          1.124                --
                                                          2005      1.073          1.091                --
                                                          2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.845          1.776                --
                                                          2007      1.777          1.845                --
                                                          2006      1.872          1.777                --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.496          1.702                --
                                                          2009      1.036          1.496                --
                                                          2008      1.395          1.036                --
                                                          2007      1.386          1.395                --
                                                          2006      1.320          1.386                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.724          1.804                --
                                                          2006      1.633          1.724                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.287          1.419                --
                                                          2009      1.103          1.287                --
                                                          2008      1.797          1.103                --
                                                          2007      1.789          1.797                --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.768          0.875           609,020
                                                          2009      0.581          0.768           657,679
                                                          2008      1.014          0.581           671,048
                                                          2007      1.216          1.014           727,566
                                                          2006      1.003          1.216           841,475

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.733          1.980                --
                                                          2009      1.139          1.733                --
                                                          2008      1.961          1.139                --
                                                          2007      2.020          1.961                --
                                                          2006      1.840          2.020                --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.767          1.898                --
                                                          2009      1.260          1.767                --
                                                          2008      2.214          1.260                --
                                                          2007      1.733          2.214                --
                                                          2006      1.696          1.733                --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      1.500          1.810                --
                                                          2009      1.117          1.500                --
                                                          2008      1.772          1.117                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.903          0.891                --
                                                          2008      1.233          0.903                --
                                                          2007      1.184          1.233                --
                                                          2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.561          1.730                --
                                                          2009      1.163          1.561                --
                                                          2008      1.455          1.163                --
                                                          2007      1.391          1.455                --
                                                          2006      1.332          1.391                --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.791          0.906            36,414
                                                          2009      0.682          0.791            57,607
                                                          2008      1.093          0.682            43,108
                                                          2007      1.074          1.093            43,531
                                                          2006      1.001          1.074                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.782          0.961                --
                                                          2009      0.631          0.782                --
                                                          2008      1.052          0.631                --
                                                          2007      1.068          1.052                --
                                                          2006      1.016          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.930          0.882                --
                                                          2008      1.656          0.930            19,371
                                                          2007      1.511          1.656            17,177
                                                          2006      1.535          1.511            17,784

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      2.713          3.294           179,111
                                                          2009      1.638          2.713           194,434
                                                          2008      3.749          1.638           187,263
                                                          2007      2.985          3.749           291,703

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.443          2.387                --
                                                          2008      3.160          1.443                --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.702          1.857           289,671
                                                          2009      1.321          1.702           325,669
                                                          2008      2.341          1.321           304,455
                                                          2007      2.237          2.341           319,478

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.364          1.764                --
                                                          2009      0.886          1.364                --
                                                          2008      1.602          0.886                --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.254          1.326                --
                                                          2009      1.082          1.254                --
                                                          2008      1.183          1.082                --
                                                          2007      1.121          1.183                --

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.346          1.426                --
                                                          2009      1.212          1.346                --

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.274          1.450                --
                                                          2009      1.050          1.274                --
                                                          2008      1.597          1.050                --
                                                          2007      1.553          1.597                --
                                                          2006      1.449          1.553                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.578          1.734                --
                                                          2009      1.211          1.578                --
                                                          2008      1.386          1.211                --
                                                          2007      1.327          1.386                --
                                                          2006      1.285          1.327                --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.828          0.973                --
                                                          2009      0.669          0.828                --
                                                          2008      0.974          0.669                --
                                                          2007      1.025          0.974                --
                                                          2006      1.003          1.025                --

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.326          1.491         1,970,219
                                                          2009      1.066          1.326         2,231,458

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      1.434          1.617                --
                                                          2009      0.981          1.434                --
                                                          2008      1.846          0.981                --
                                                          2007      1.566          1.846                --
                                                          2006      1.610          1.566                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.135          1.205                --
                                                          2009      1.059          1.135                --
                                                          2008      1.120          1.059                --
                                                          2007      1.076          1.120                --
                                                          2006      1.039          1.076                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.046          1.124                --
                                                          2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.072          1.258           216,140
                                                          2009      0.854          1.072           213,570

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.030          1.009         1,814,695
                                                          2009      1.047          1.030         2,165,742
                                                          2008      1.040          1.047         2,505,997
                                                          2007      1.011          1.040         1,281,100
                                                          2006      0.992          1.011         1,318,019

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.629          0.621                --
                                                          2008      1.075          0.629                --
                                                          2007      1.139          1.075                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.183          1.298                --
                                                          2009      0.916          1.183                --
                                                          2008      1.488          0.916                --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.798          0.831                --
                                                          2008      1.477          0.798           336,014
                                                          2007      1.451          1.477           361,812
                                                          2006      1.436          1.451           326,771

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.158          1.297           555,059
                                                          2009      0.971          1.158           586,560
                                                          2008      1.626          0.971           567,238
                                                          2007      1.596          1.626           575,163
                                                          2006      1.561          1.596           612,497

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      1.246          1.397                --
                                                          2009      1.016          1.246                --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.274          1.371         1,246,547
                                                          2009      1.099          1.274         1,365,529
                                                          2008      1.445          1.099         1,407,942
                                                          2007      1.417          1.445         1,329,965
                                                          2006      1.330          1.417         1,541,346

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.325          1.446                --
                                                          2009      1.120          1.325                --
                                                          2008      1.695          1.120                --
                                                          2007      1.609          1.695                --
                                                          2006      1.461          1.609                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.646          0.646                --
                                                          2009      0.634          0.646                --
                                                          2008      1.090          0.634                --
                                                          2007      1.047          1.090                --
                                                          2006      0.996          1.047                --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.906          1.035                --
                                                          2009      0.647          0.906                --
                                                          2008      1.138          0.647                --
                                                          2007      1.065          1.138                --
                                                          2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.132          1.493                --
                                                          2009      0.834          1.132                --
                                                          2008      1.273          0.834                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.142          1.184                --
                                                          2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.087          1.128                --
                                                          2009      1.062          1.087                --
                                                          2008      1.087          1.062                --
                                                          2007      1.062          1.087                --
                                                          2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (2/97)........................  2006      0.985          0.992                --
                                                          2005      0.978          0.985                --
                                                          2004      0.988          0.978                --
                                                          2003      1.000          0.988                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.107          1.168                --
                                                          2005      1.069          1.107                --
                                                          2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.096          1.117                --
                                                          2006      1.112          1.096                --
                                                          2005      1.112          1.112                --
                                                          2004      1.043          1.112                --
                                                          2003      1.000          1.043                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.172          1.209                --
                                                          2008      1.142          1.172                --
                                                          2007      1.072          1.142                --
                                                          2006      1.055          1.072                --
                                                          2005      1.051          1.055                --
                                                          2004      1.024          1.051                --
                                                          2003      1.000          1.024                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.734          1.607                --
                                                          2007      1.606          1.734                --
                                                          2006      1.476          1.606                --
                                                          2005      1.406          1.476                --
                                                          2004      1.334          1.406                --
                                                          2003      1.000          1.334                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      2.081          2.249                --
                                                          2006      1.663          2.081                --
                                                          2005      1.514          1.663                --
                                                          2004      1.331          1.514                --
                                                          2003      1.000          1.331                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      2.296          2.448                --
                                                          2006      1.999          2.296                --
                                                          2005      1.907          1.999                --
                                                          2004      1.543          1.907                --
                                                          2003      1.000          1.543                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (9/00)..  2006      1.444          1.535                --
                                                          2005      1.356          1.444            13,099
                                                          2004      1.300          1.356             7,698
                                                          2003      1.000          1.300                --

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.251          1.332                --
                                                          2005      1.273          1.251                --
                                                          2004      1.223          1.273                --
                                                          2003      1.000          1.223                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)................................................  2006      1.717          1.872                --
                                                          2005      1.560          1.717                --
                                                          2004      1.368          1.560                --
                                                          2003      1.000          1.368                --

  Travelers Equity Income Subaccount (12/96)............  2006      1.488          1.561                --
                                                          2005      1.454          1.488           656,671
                                                          2004      1.352          1.454           468,296
                                                          2003      1.000          1.352           384,771

  Travelers Federated High Yield Subaccount (1/97)......  2006      1.289          1.320                --
                                                          2005      1.284          1.289                --
                                                          2004      1.187          1.284                --
                                                          2003      1.000          1.187                --

  Travelers Federated Stock Subaccount (1/97)...........  2006      1.452          1.501                --
                                                          2005      1.408          1.452                --
                                                          2004      1.301          1.408                --
                                                          2003      1.000          1.301                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (12/96)................  2006      1.396          1.436                --
                                                          2005      1.312          1.396           342,618
                                                          2004      1.257          1.312           217,440
                                                          2003      1.000          1.257           191,994

  Travelers Mercury Large Cap Core Subaccount (5/98)....  2006      1.541          1.633                --
                                                          2005      1.404          1.541                --
                                                          2004      1.237          1.404                --
                                                          2003      1.000          1.237                --

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98).....  2006      1.524          1.610                --
                                                          2005      1.510          1.524                --
                                                          2004      1.351          1.510                --
                                                          2003      1.000          1.351                --

  Travelers MFS(R) Total Return Subaccount (1/97).......  2006      1.290          1.330                --
                                                          2005      1.280          1.290           379,110
                                                          2004      1.172          1.280            19,883
                                                          2003      1.000          1.172                --

  Travelers MFS(R) Value Subaccount (5/00)..............  2006      1.354          1.461                --
                                                          2005      1.299          1.354                --
                                                          2004      1.166          1.299                --
                                                          2003      1.000          1.166                --

  Travelers Mondrian International Stock Subaccount
  (12/96)...............................................  2006      1.604          1.840                --
                                                          2005      1.496          1.604                --
                                                          2004      1.320          1.496                --
                                                          2003      1.000          1.320                --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.368          1.449                --
                                                          2005      1.318          1.368                --
                                                          2004      1.211          1.318                --
                                                          2003      1.000          1.211                --

  Travelers Pioneer Strategic Income Subaccount
  (12/96)...............................................  2006      1.275          1.285                --
                                                          2005      1.256          1.275                --
                                                          2004      1.156          1.256                --
                                                          2003      1.000          1.156                --

  Travelers Quality Bond Subaccount (12/96).............  2006      1.051          1.039                --
                                                          2005      1.056          1.051                --
                                                          2004      1.044          1.056                --
                                                          2003      1.000          1.044                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (12/96).........  2006      1.418          1.477                --
                                                          2005      1.419          1.418                --
                                                          2004      1.315          1.419                --
                                                          2003      1.000          1.315                --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.070          1.030                --
                                                          2005      1.048          1.070                --
                                                          2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      1.065          1.031                --
                                                          2008      1.694          1.065         2,413,266
                                                          2007      1.771          1.694         2,712,269
                                                          2006      1.559          1.771         2,748,141
                                                          2005      1.529          1.559         2,792,210
                                                          2004      1.330          1.529         2,011,054
                                                          2003      1.000          1.330         1,376,082

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98)................................................  2009      0.873          0.893                --
                                                          2008      1.566          0.873           131,457
                                                          2007      1.422          1.566           130,572
                                                          2006      1.360          1.422           156,066
                                                          2005      1.288          1.360           179,318
                                                          2004      1.267          1.288           189,433
                                                          2003      1.000          1.267           187,716




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, substitution or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGE

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTOR SERIES TRUST
  Global Technology Portfolio -- Service        RCM Technology Portfolio -- Class B
     Shares


UNDERLYING FUND LIQUIDATION

The following Underlying Fund was liquidated and is no longer available in your contract.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-06-07-10-11

                   PORTFOLIO ARCHITECT SELECT ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Select Annuity, (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Pioneer Fund Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      RCM Technology Portfolio -- Class B
  Contrafund(R) Portfolio                          T. Rowe Price Large Cap Value
  Mid Cap Portfolio                                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY                Van Kampen Comstock Portfolio -- Class B
  TRUST -- CLASS I                               METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Aggressive       BlackRock Aggressive Growth
     Growth Portfolio                                 Portfolio -- Class D
  Legg Mason ClearBridge Variable                  BlackRock Bond Income Portfolio -- Class A
     Appreciation Portfolio                        BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class A
     All Cap Value Portfolio                       BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                              Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        FI Value Leaders Portfolio -- Class D
     Value Portfolio                               Jennison Growth Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Stock Index Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                       Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Harris Oakmark International                     T. Rowe Price Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class A                 Portfolio -- Class B
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  MFS(R) Research International
     Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B


Certain Variable Funding Options have been subject to a substitution or name change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P. an optional feature. Below is a summary of all the maximum charges that may apply, depending on the feature you select:

Mortality and Expense Risk Charge..............................................    1.25%*
Administrative Expense Charge..................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......    1.40%
Optional E.S.P. Charge.........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. SELECTED.....................    1.60%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio - Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.50% for the subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B, an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B, an amount, if any, equal to the underlying fund expenses that are in excess of 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio -- Class B.
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.22%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.04%           --             0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio......     0.71%          --        0.03%           --             0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.16%           --             0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%           --             0.65%           --          0.65%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%           --             0.85%         0.01%         0.84%(1)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%           --             0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%           --             0.73%           --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%           --             0.53%           --          0.53%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%           --             1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%           --             1.03%         0.03%         1.00%(2)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%           --             1.05%         0.02%         1.03%(3)
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%           --             0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%           --             0.69%         0.02%         0.67%(4)
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%           --             1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%           --             0.84%           --          0.84%(5)
  Van Kampen Comstock Portfolio
     -- Class B..................     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%           --             0.87%           --          0.87%
  BlackRock Bond Income Portfolio
     -- Class A..................     0.37%          --        0.03%           --             0.40%         0.03%         0.37%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(7)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(8)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%           --             0.73%         0.05%         0.68%(9)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%           --             0.89%         0.07%         0.82%(10)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%           --             0.52%         0.01%         0.51%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%           --             0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%           --             0.82%           --          0.82%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(12)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio            capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a substitution or name change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information replaces the last bullet in the last paragraph in the "Withdrawal Charge" section with the following:

- on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract).

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, BlackRock High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

          PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.159                 --
                                                          2006      1.000          1.081         11,072,088

  AIM V.I. Premier Equity Subaccount (Series I) (9/00)..  2006      0.696          0.731                 --
                                                          2005      0.668          0.696         16,818,083
                                                          2004      0.640          0.668         19,658,303
                                                          2003      0.519          0.640         22,909,904
                                                          2002      0.755          0.519         24,881,822
                                                          2001      1.000          0.755         22,016,383

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (12/00)...................................  2010      0.589          0.695          2,776,252
                                                          2009      0.361          0.589          3,561,815
                                                          2008      0.719          0.361          4,120,077
                                                          2007      0.625          0.719         11,461,564
                                                          2006      0.618          0.625         12,650,543
                                                          2005      0.582          0.618         14,707,193
                                                          2004      0.553          0.582         15,629,695
                                                          2003      0.441          0.553         17,420,139
                                                          2002      0.664          0.441         19,754,172
                                                          2001      0.986          0.664         13,834,934

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/00).............................................  2006      0.642          0.629                 --
                                                          2005      0.567          0.642         44,408,274
                                                          2004      0.531          0.567         53,014,133
                                                          2003      0.436          0.531         61,790,647
                                                          2002      0.640          0.436         73,179,679
                                                          2001      0.786          0.640         80,462,115

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (12/96).....................  2006      2.174          2.153                 --
                                                          2005      1.865          2.174         93,519,362
                                                          2004      1.583          1.865        107,975,735
                                                          2003      1.285          1.583        126,747,272
                                                          2002      1.739          1.285        146,502,294
                                                          2001      2.387          1.739        182,432,372

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98)................................................  2007      1.970          2.065                 --
                                                          2006      1.507          1.970         10,740,707
                                                          2005      1.195          1.507         12,008,449
                                                          2004      0.970          1.195         12,186,735
                                                          2003      0.688          0.970         12,499,808
                                                          2002      0.789          0.688         14,894,971
                                                          2001      0.886          0.789         14,176,788

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/98)..  2006      2.244          2.934                 --
                                                          2005      2.123          2.244         15,763,964
                                                          2004      1.639          2.123         18,332,481
                                                          2003      1.240          1.639         18,738,937
                                                          2002      1.203          1.240         17,129,399
                                                          2001      1.121          1.203          9,652,504

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (4/98)................................................  2008      1.360          1.302                 --
                                                          2007      1.287          1.360         18,373,967
                                                          2006      1.121          1.287         23,992,988
                                                          2005      1.089          1.121         28,800,321
                                                          2004      1.051          1.089         33,907,974
                                                          2003      0.880          1.051         39,586,350
                                                          2002      1.071          0.880         43,117,640
                                                          2001      1.198          1.071         45,488,588

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98)........................................  2008      1.165          1.100                 --
                                                          2007      1.328          1.165         34,775,956
                                                          2006      1.298          1.328         43,183,372
                                                          2005      1.244          1.298         51,341,882
                                                          2004      1.133          1.244         58,416,672
                                                          2003      0.872          1.133         65,563,229
                                                          2002      1.094          0.872         66,692,075
                                                          2001      1.182          1.094         61,319,386

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.125          1.297         24,122,671
                                                          2009      0.842          1.125         29,255,203
                                                          2008      1.490          0.842         37,437,642
                                                          2007      1.288          1.490         53,179,483
                                                          2006      1.172          1.288         59,533,393
                                                          2005      1.019          1.172         58,412,548
                                                          2004      0.897          1.019         49,518,424
                                                          2003      0.710          0.897         44,895,184
                                                          2002      0.796          0.710         40,938,976
                                                          2001      0.923          0.796         32,478,992

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.789          2.268         12,079,391
                                                          2009      1.298          1.789         14,479,706
                                                          2008      2.180          1.298         17,978,859
                                                          2007      1.917          2.180         25,839,236
                                                          2006      1.729          1.917         30,373,794
                                                          2005      1.486          1.729         30,626,782
                                                          2004      1.209          1.486         27,131,173
                                                          2003      0.887          1.209         24,225,873
                                                          2002      0.999          0.887         20,285,917

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066         45,381,039
                                                          2004      0.941          1.004         52,206,178
                                                          2003      0.839          0.941         58,752,457
                                                          2002      0.911          0.839         60,892,700
                                                          2001      0.972          0.911         52,222,052

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.096          1.112                 --
                                                          2009      0.885          1.096          4,453,205
                                                          2008      1.264          0.885          5,683,791
                                                          2007      1.053          1.264          7,386,008
                                                          2006      1.004          1.053          8,468,723
                                                          2005      0.907          1.004          9,718,505
                                                          2004      0.805          0.907         11,135,232
                                                          2003      0.647          0.805         11,739,398
                                                          2002      0.931          0.647         12,678,303
                                                          2001      1.135          0.931         14,607,765

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2010      0.415          0.510         11,367,294
                                                          2009      0.269          0.415         13,386,009
                                                          2008      0.486          0.269         15,124,965
                                                          2007      0.405          0.486         20,277,134
                                                          2006      0.381          0.405         23,222,874
                                                          2005      0.346          0.381         25,910,025
                                                          2004      0.349          0.346         33,455,724
                                                          2003      0.242          0.349         34,569,849
                                                          2002      0.415          0.242         39,511,518
                                                          2001      0.672          0.415         39,501,897

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732         36,434,301
                                                          2006      0.584          0.679         42,503,558
                                                          2005      0.561          0.584         48,167,350
                                                          2004      0.544          0.561         57,249,491
                                                          2003      0.446          0.544         66,300,811
                                                          2002      0.609          0.446         75,335,389
                                                          2001      0.798          0.609         79,333,468

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)...........................  2010      0.832          1.026         28,228,576
                                                          2009      0.627          0.832         35,776,605
                                                          2008      1.067          0.627         49,653,798
                                                          2007      1.066          1.067         66,955,329
                                                          2006      0.994          1.066         77,577,567
                                                          2005      0.903          0.994         87,657,727
                                                          2004      0.833          0.903         96,044,862
                                                          2003      0.628          0.833         98,835,291
                                                          2002      0.945          0.628         91,199,199
                                                          2001      1.000          0.945         37,345,283

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (6/97)......................................  2010      1.490          1.654         23,485,046
                                                          2009      1.237          1.490         26,980,682
                                                          2008      1.775          1.237         33,440,179
                                                          2007      1.660          1.775         45,015,264
                                                          2006      1.466          1.660         55,326,456
                                                          2005      1.426          1.466         67,132,246
                                                          2004      1.329          1.426         76,874,730
                                                          2003      1.082          1.329         82,893,065
                                                          2002      1.330          1.082         84,392,275
                                                          2001      1.405          1.330         81,151,071

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/98)...........................  2010      1.365          1.570         42,705,655
                                                          2009      1.070          1.365         53,526,039
                                                          2008      1.711          1.070         70,095,498
                                                          2007      1.714          1.711         96,730,683
                                                          2006      1.488          1.714         70,057,448
                                                          2005      1.440          1.488         82,124,691
                                                          2004      1.350          1.440         92,586,700
                                                          2003      0.987          1.350         96,531,841
                                                          2002      1.272          0.987         99,052,474
                                                          2001      1.362          1.272         70,637,226

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/01)...........................  2010      0.935          1.013          6,285,798
                                                          2009      0.666          0.935          7,969,649
                                                          2008      1.077          0.666          9,952,042
                                                          2007      1.038          1.077         14,881,870
                                                          2006      1.006          1.038         15,435,775
                                                          2005      0.970          1.006         18,136,004
                                                          2004      0.980          0.970         19,699,201
                                                          2003      0.673          0.980         20,456,426
                                                          2002      0.908          0.673         11,702,778
                                                          2001      1.000          0.908          4,225,957

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.282          1.384         17,973,557
                                                          2009      1.045          1.282         22,534,351
                                                          2008      1.645          1.045         28,737,072
                                                          2007      1.606          1.645         39,993,472
                                                          2006      1.377          1.606         48,670,763
                                                          2005      1.311          1.377         58,295,155
                                                          2004      1.204          1.311         67,205,529
                                                          2003      0.923          1.204         73,353,498
                                                          2002      1.216          0.923         78,086,500
                                                          2001      1.287          1.216         70,999,813

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      0.662          0.644                 --
                                                          2008      1.073          0.662         25,142,611
                                                          2007      1.038          1.073         33,994,958
                                                          2006      0.914          1.038         46,085,859
                                                          2005      0.889          0.914         53,643,757
                                                          2004      0.818          0.889         61,659,625
                                                          2003      0.649          0.818         66,045,304
                                                          2002      0.848          0.649         64,178,232
                                                          2001      0.982          0.848         58,229,901

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (6/97)..............................  2010      1.445          1.590         12,648,284
                                                          2009      1.228          1.445         14,998,334
                                                          2008      1.442          1.228         17,775,942
                                                          2007      1.434          1.442         24,173,916
                                                          2006      1.380          1.434         29,593,227
                                                          2005      1.364          1.380         37,028,725
                                                          2004      1.296          1.364         45,596,600
                                                          2003      1.176          1.296         56,147,051
                                                          2002      1.138          1.176         61,994,705
                                                          2001      1.118          1.138         73,942,503

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.977          2.076                 --
                                                          2006      1.698          1.977         39,460,244
                                                          2005      1.655          1.698         45,789,989
                                                          2004      1.549          1.655         51,541,738
                                                          2003      1.130          1.549         52,749,525
                                                          2002      1.529          1.130         50,862,470
                                                          2001      1.522          1.529         34,926,856

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.593          2.501                 --
                                                          2007      2.480          2.593         12,934,431
                                                          2006      2.601          2.480         17,188,058

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.766          2.024          6,835,617
                                                          2009      1.215          1.766          8,153,966
                                                          2008      1.624          1.215          9,846,367
                                                          2007      1.603          1.624         13,202,391
                                                          2006      1.519          1.603         15,855,939

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.788          0.904         14,684,544
                                                          2009      0.592          0.788         18,645,771
                                                          2008      1.026          0.592         23,662,746
                                                          2007      1.222          1.026         35,039,073
                                                          2006      1.003          1.222         45,988,329

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.383          1.591         11,799,966
                                                          2009      0.902          1.383         13,845,148
                                                          2008      1.543          0.902         15,655,965
                                                          2007      1.579          1.543         20,171,016
                                                          2006      1.431          1.579         25,071,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      2.302          2.490         35,071,637
                                                          2009      1.630          2.302         40,886,560
                                                          2008      2.843          1.630         47,276,915
                                                          2007      2.210          2.843         58,106,918
                                                          2006      2.153          2.210         74,964,651

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      2.138          2.598          6,540,290
                                                          2009      1.581          2.138          7,934,085
                                                          2008      2.496          1.581          9,483,870

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.930          2.154         10,795,364
                                                          2009      1.427          1.930         13,707,288
                                                          2008      1.774          1.427         17,077,448
                                                          2007      1.684          1.774         25,672,702
                                                          2006      1.604          1.684         29,158,157

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.812          0.937          8,668,798
                                                          2009      0.695          0.812         10,184,989
                                                          2008      1.106          0.695         11,998,584
                                                          2007      1.079          1.106         15,120,906
                                                          2006      1.001          1.079         18,515,887

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.417          0.397                 --
                                                          2008      0.737          0.417          5,279,760
                                                          2007      0.668          0.737          8,722,009
                                                          2006      0.676          0.668         11,011,305

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.901          2.324          7,133,152
                                                          2009      1.139          1.901          8,113,827
                                                          2008      2.589          1.139          9,781,800
                                                          2007      2.052          2.589         12,931,278

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.177          1.293          3,028,337
                                                          2009      0.907          1.177          3,357,563
                                                          2008      1.596          0.907          4,283,769
                                                          2007      1.518          1.596          4,959,903

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.776          1.011            271,713
                                                          2009      0.501          0.776            326,428
                                                          2008      0.901          0.501            318,271

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.609          1.716         29,593,263
                                                          2009      1.442          1.609         33,815,752

  MIST Pioneer Fund Subaccount (Class A) (5/09).........  2010      1.335          1.530          2,843,378
                                                          2009      1.087          1.335          3,259,461

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.091          1.236         12,530,303
                                                          2009      0.873          1.091         15,868,656

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.977          1.110         36,684,982
                                                          2009      0.664          0.977         44,406,770
                                                          2008      1.241          0.664         51,322,520
                                                          2007      1.045          1.241         66,600,649
                                                          2006      1.069          1.045         84,904,561

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.569          1.676         28,239,700
                                                          2009      1.453          1.569         34,250,935
                                                          2008      1.526          1.453         43,373,042
                                                          2007      1.456          1.526         60,734,178
                                                          2006      1.400          1.456         73,681,355

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.214          1.435         51,219,899
                                                          2009      0.963          1.214         61,460,970

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.282          1.264         38,070,566
                                                          2009      1.294          1.282         48,076,484
                                                          2008      1.276          1.294         79,629,665
                                                          2007      1.232          1.276         68,380,665
                                                          2006      1.203          1.232         65,544,466

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.641          0.634                 --
                                                          2008      1.087          0.641          6,328,407
                                                          2007      1.147          1.087          9,570,741

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.044          1.153         11,884,011
                                                          2009      0.802          1.044         14,014,033
                                                          2008      1.297          0.802         14,970,705

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.898          0.937                 --
                                                          2008      1.650          0.898         68,129,578
                                                          2007      1.610          1.650         85,449,418
                                                          2006      1.586          1.610        111,652,421

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.492          1.684         27,469,834
                                                          2009      1.243          1.492         32,176,028
                                                          2008      2.067          1.243         39,352,390
                                                          2007      2.014          2.067         52,217,937
                                                          2006      1.960          2.014         67,686,724

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2010      0.628          0.689          2,430,773
                                                          2009      0.456          0.628          2,123,679
                                                          2008      0.688          0.456          2,571,113

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.821          0.927         17,721,893
                                                          2009      0.666          0.821         20,779,094

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.820          1.971         59,556,034
                                                          2009      1.559          1.820         71,155,017
                                                          2008      2.035          1.559         88,784,924
                                                          2007      1.981          2.035        121,410,489
                                                          2006      1.851          1.981        151,133,797

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *..............................................  2010      0.891          1.019          5,974,835
                                                          2009      0.646          0.891          6,986,769
                                                          2008      1.046          0.646         10,185,611

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.929          1.070         11,068,015
                                                          2009      0.659          0.929         13,124,205
                                                          2008      1.152          0.659         15,094,065
                                                          2007      1.070          1.152         21,943,300
                                                          2006      0.998          1.070         25,977,982

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.992          1.317          8,751,660
                                                          2009      0.726          0.992         10,702,716
                                                          2008      1.103          0.726         12,779,687

Money Market Portfolio
  Money Market Subaccount (2/97)........................  2006      1.192          1.203                 --
                                                          2005      1.175          1.192         59,058,695
                                                          2004      1.179          1.175         73,694,839
                                                          2003      1.187          1.179        104,065,902
                                                          2002      1.187          1.187        176,534,349
                                                          2001      1.160          1.187        196,779,734

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.391          1.438                 --
                                                          2008      1.346          1.391         39,644,924
                                                          2007      1.255          1.346         49,222,939
                                                          2006      1.226          1.255         56,413,079
                                                          2005      1.213          1.226         65,731,350
                                                          2004      1.173          1.213         71,167,337
                                                          2003      1.132          1.173         81,561,319
                                                          2002      1.053          1.132         86,386,301
                                                          2001      1.000          1.053         20,450,019

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.974          0.904                 --
                                                          2007      0.895          0.974          1,003,739
                                                          2006      0.817          0.895            909,375
                                                          2005      0.773          0.817          1,162,013
                                                          2004      0.728          0.773          1,366,023
                                                          2003      0.560          0.728          1,520,304
                                                          2002      0.806          0.560          1,385,153
                                                          2001      1.000          0.806            847,885

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.408          1.526                 --
                                                          2006      1.118          1.408         10,685,101
                                                          2005      1.011          1.118          8,125,262
                                                          2004      0.882          1.011          7,602,152
                                                          2003      0.696          0.882          8,213,867
                                                          2002      0.857          0.696         13,103,375
                                                          2001      1.000          0.857          5,110,126

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (9/00)..  2006      0.634          0.676                 --
                                                          2005      0.591          0.634         12,400,183
                                                          2004      0.563          0.591         14,354,081
                                                          2003      0.442          0.563         15,184,153
                                                          2002      0.588          0.442         16,354,344
                                                          2001      0.783          0.588         14,557,709

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.504          1.604                 --
                                                          2005      1.520          1.504         35,185,559
                                                          2004      1.450          1.520         41,822,233
                                                          2003      1.165          1.450         43,712,992
                                                          2002      1.270          1.165         46,884,922
                                                          2001      1.299          1.270         45,333,283

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)................................................  2006      2.380          2.601                 --
                                                          2005      2.146          2.380         21,371,505
                                                          2004      1.869          2.146         25,353,766
                                                          2003      1.417          1.869         27,173,094
                                                          2002      1.677          1.417         29,013,793
                                                          2001      1.773          1.677         27,157,934

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (12/96)............  2006      1.864          1.960                 --
                                                          2005      1.810          1.864         85,509,855
                                                          2004      1.670          1.810        102,303,353
                                                          2003      1.291          1.670        112,256,887
                                                          2002      1.521          1.291        119,253,243
                                                          2001      1.652          1.521        129,887,059

  Travelers Federated High Yield Subaccount (1/97)......  2006      1.480          1.519                 --
                                                          2005      1.464          1.480         40,061,474
                                                          2004      1.345          1.464         48,709,808
                                                          2003      1.114          1.345         57,218,439
                                                          2002      1.089          1.114         56,393,863
                                                          2001      1.084          1.089         58,786,580

  Travelers Federated Stock Subaccount (1/97)...........  2006      1.804          1.869                 --
                                                          2005      1.737          1.804         21,185,060
                                                          2004      1.593          1.737         26,280,616
                                                          2003      1.266          1.593         29,613,809
                                                          2002      1.592          1.266         33,538,302
                                                          2001      1.588          1.592         38,313,418

  Travelers Large Cap Subaccount (12/96)................  2006      1.538          1.586                 --
                                                          2005      1.435          1.538         63,118,550
                                                          2004      1.366          1.435         75,295,158
                                                          2003      1.111          1.366         85,775,923
                                                          2002      1.459          1.111         96,176,840
                                                          2001      1.790          1.459        112,824,747

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98).....  2006      1.010          1.069                 --
                                                          2005      0.994          1.010        105,175,574
                                                          2004      0.883          0.994         54,664,626
                                                          2003      0.653          0.883         60,870,206
                                                          2002      1.295          0.653         63,995,805
                                                          2001      1.721          1.295         69,095,239

  Travelers MFS(R) Total Return Subaccount (1/97).......  2006      1.792          1.851                 --
                                                          2005      1.765          1.792        153,827,646
                                                          2004      1.606          1.765        176,090,561
                                                          2003      1.397          1.606        190,900,105
                                                          2002      1.496          1.397        199,302,147
                                                          2001      1.517          1.496        194,785,540

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (12/96)...............................................  2006      1.245          1.431                 --
                                                          2005      1.153          1.245         57,741,245
                                                          2004      1.010          1.153         64,376,640
                                                          2003      0.796          1.010         69,357,819
                                                          2002      0.928          0.796         80,606,447
                                                          2001      1.275          0.928         93,802,000

  Travelers Quality Bond Subaccount (12/96).............  2006      1.412          1.400                 --
                                                          2005      1.409          1.412         88,381,746
                                                          2004      1.383          1.409        108,630,760
                                                          2003      1.311          1.383        129,219,044
                                                          2002      1.257          1.311        141,635,650
                                                          2001      1.190          1.257        130,486,797

  Travelers Strategic Equity Subaccount (12/96).........  2006      1.412          1.474                 --
                                                          2005      1.403          1.412         82,164,260
                                                          2004      1.291          1.403         98,573,080
                                                          2003      0.988          1.291        113,660,533
                                                          2002      1.508          0.988        130,209,212
                                                          2001      1.765          1.508        163,765,192

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      0.870          0.845                 --
                                                          2008      1.375          0.870         20,970,672
                                                          2007      1.427          1.375         32,320,004
                                                          2006      1.247          1.427         37,315,388
                                                          2005      1.215          1.247         41,044,448
                                                          2004      1.049          1.215         40,515,776
                                                          2003      0.814          1.049         40,520,247
                                                          2002      1.024          0.814         39,199,733
                                                          2001      1.069          1.024         24,484,876




          PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.080          1.156                 --
                                                          2006      1.000          1.080            193,626

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I) (9/00)..  2006      0.689          0.724                 --
                                                          2005      0.663          0.689            307,624
                                                          2004      0.637          0.663            317,324
                                                          2003      0.517          0.637            746,812
                                                          2002      0.754          0.517            718,555
                                                          2001      1.000          0.754            483,042

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (12/00)...................................  2010      0.579          0.681          2,582,807
                                                          2009      0.355          0.579          2,783,681
                                                          2008      0.709          0.355          4,203,605
                                                          2007      0.618          0.709          5,822,132
                                                          2006      0.612          0.618          6,196,760
                                                          2005      0.578          0.612          6,997,727
                                                          2004      0.550          0.578          7,634,658
                                                          2003      0.440          0.550          8,254,973
                                                          2002      0.663          0.440          7,678,313
                                                          2001      1.000          0.663          6,148,145

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/00).............................................  2006      0.636          0.622                 --
                                                          2005      0.563          0.636            720,167
                                                          2004      0.528          0.563            729,593
                                                          2003      0.435          0.528          1,055,491
                                                          2002      0.639          0.435          1,394,712
                                                          2001      1.000          0.639            713,109

Capital Appreciation Fund
  Capital Appreciation Fund (12/96).....................  2006      2.154          2.131                 --
                                                          2005      1.851          2.154            413,481
                                                          2004      1.574          1.851            456,611
                                                          2003      1.280          1.574            586,191
                                                          2002      1.737          1.280            621,913
                                                          2001      1.000          1.737            780,013

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98)................................................  2007      1.947          2.040                 --
                                                          2006      1.493          1.947             59,006
                                                          2005      1.186          1.493             59,006
                                                          2004      0.964          1.186             40,287
                                                          2003      0.686          0.964             50,188
                                                          2002      0.788          0.686             47,439
                                                          2001      1.000          0.788             40,287

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/98)..  2006      2.222          2.901                 --
                                                          2005      2.107          2.222            214,866
                                                          2004      1.630          2.107            282,455
                                                          2003      1.235          1.630            377,913
                                                          2002      1.201          1.235            339,215
                                                          2001      1.000          1.201            154,226

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (4/98)................................................  2008      1.341          1.284                 --
                                                          2007      1.272          1.341            103,632
                                                          2006      1.110          1.272            173,839
                                                          2005      1.081          1.110            188,765
                                                          2004      1.045          1.081            594,138
                                                          2003      0.876          1.045            844,542
                                                          2002      1.069          0.876            835,682
                                                          2001      1.000          1.069            766,293

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98)........................................  2008      1.149          1.085                 --
                                                          2007      1.313          1.149            353,276
                                                          2006      1.286          1.313            474,933
                                                          2005      1.235          1.286            481,928
                                                          2004      1.127          1.235            729,557
                                                          2003      0.869          1.127            787,708
                                                          2002      1.092          0.869            784,023
                                                          2001      1.000          1.092            197,916

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.105          1.271          5,844,050
                                                          2009      0.829          1.105          7,156,459
                                                          2008      1.470          0.829          7,087,277
                                                          2007      1.273          1.470          8,417,690
                                                          2006      1.161          1.273          8,761,786
                                                          2005      1.011          1.161         10,759,216
                                                          2004      0.892          1.011          8,675,713
                                                          2003      0.707          0.892          6,123,813
                                                          2002      0.795          0.707          3,243,367
                                                          2001      1.000          0.795          1,760,446

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.758          2.224          2,210,986
                                                          2009      1.278          1.758          2,927,941
                                                          2008      2.151          1.278          3,178,267
                                                          2007      1.895          2.151          3,753,722
                                                          2006      1.713          1.895          3,895,643
                                                          2005      1.475          1.713          4,536,188
                                                          2004      1.202          1.475          3,545,208
                                                          2003      0.883          1.202          2,217,483
                                                          2002      0.998          0.883          1,490,623
                                                          2001      1.000          0.998            853,923

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.056          1.091                 --
                                                          2005      0.997          1.056          3,633,066
                                                          2004      0.935          0.997          4,265,424
                                                          2003      0.836          0.935          4,505,472
                                                          2002      0.910          0.836          4,477,916
                                                          2001      1.000          0.910          3,455,623

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.077          1.092                 --
                                                          2009      0.871          1.077             37,616
                                                          2008      1.247          0.871             40,546
                                                          2007      1.041          1.247             58,063
                                                          2006      0.995          1.041             59,323
                                                          2005      0.900          0.995             85,539
                                                          2004      0.801          0.900             88,259
                                                          2003      0.645          0.801            262,299
                                                          2002      0.930          0.645            312,441
                                                          2001      1.000          0.930            209,184

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2010      0.408          0.500             53,349
                                                          2009      0.264          0.408             63,671
                                                          2008      0.480          0.264             68,058
                                                          2007      0.400          0.480             95,894
                                                          2006      0.377          0.400            246,045
                                                          2005      0.344          0.377            277,147
                                                          2004      0.347          0.344            277,506
                                                          2003      0.241          0.347            763,481
                                                          2002      0.414          0.241            774,552
                                                          2001      1.000          0.414            350,473

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.722          0.680                 --
                                                          2007      0.671          0.722          2,299,714
                                                          2006      0.578          0.671          2,512,885
                                                          2005      0.557          0.578          3,904,032
                                                          2004      0.541          0.557          4,317,312
                                                          2003      0.444          0.541          4,506,824
                                                          2002      0.608          0.444          5,212,763
                                                          2001      1.000          0.608          5,332,031

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)...........................  2010      0.818          1.006            592,359
                                                          2009      0.618          0.818            807,231
                                                          2008      1.053          0.618          1,012,678
                                                          2007      1.054          1.053          1,661,686
                                                          2006      0.985          1.054          1,450,762
                                                          2005      0.896          0.985          1,957,085
                                                          2004      0.828          0.896          2,292,058
                                                          2003      0.626          0.828          2,380,791
                                                          2002      0.944          0.626          2,159,508
                                                          2001      1.000          0.944            303,101

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (6/97)......................................  2010      1.464          1.622             79,161
                                                          2009      1.218          1.464            121,557
                                                          2008      1.751          1.218            147,053
                                                          2007      1.641          1.751            229,186
                                                          2006      1.452          1.641            243,203
                                                          2005      1.415          1.452            559,996
                                                          2004      1.322          1.415            595,401
                                                          2003      1.078          1.322            717,243
                                                          2002      1.328          1.078            685,302
                                                          2001      1.000          1.328            146,203

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/98)...........................  2010      1.342          1.540          2,184,449
                                                          2009      1.054          1.342          2,474,029
                                                          2008      1.688          1.054          2,898,798
                                                          2007      1.694          1.688          3,955,018
                                                          2006      1.474          1.694          1,436,546
                                                          2005      1.429          1.474          1,495,901
                                                          2004      1.342          1.429          1,614,229
                                                          2003      0.984          1.342          1,745,519
                                                          2002      1.270          0.984          1,584,279
                                                          2001      1.000          1.270            460,180

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/01)...........................  2010      0.919          0.994            297,330
                                                          2009      0.656          0.919            335,762
                                                          2008      1.063          0.656            368,613
                                                          2007      1.026          1.063            525,490
                                                          2006      0.997          1.026            144,370
                                                          2005      0.962          0.997            134,770
                                                          2004      0.975          0.962            140,033
                                                          2003      0.671          0.975            130,073
                                                          2002      0.906          0.671             85,953
                                                          2001      1.000          0.906             22,486

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.260          1.357          1,038,690
                                                          2009      1.028          1.260          1,136,230
                                                          2008      1.623          1.028          1,306,380
                                                          2007      1.588          1.623          1,706,581
                                                          2006      1.364          1.588          1,992,468
                                                          2005      1.301          1.364          2,250,179
                                                          2004      1.198          1.301          3,146,902
                                                          2003      0.920          1.198          3,382,083
                                                          2002      1.214          0.920          3,446,228
                                                          2001      1.000          1.214          2,469,415

  LMPVET Equity Index Subaccount (Class II) (5/99)......  2009      0.651          0.634                 --
                                                          2008      1.059          0.651            276,343
                                                          2007      1.026          1.059            539,753
                                                          2006      0.905          1.026            583,679
                                                          2005      0.882          0.905          1,097,714
                                                          2004      0.813          0.882          1,183,459
                                                          2003      0.647          0.813          1,168,352
                                                          2002      0.847          0.647          1,126,093
                                                          2001      1.000          0.847            958,247

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (6/97)..............................  2010      1.420          1.559                 --
                                                          2009      1.209          1.420                 --
                                                          2008      1.422          1.209                 --
                                                          2007      1.417          1.422                 --
                                                          2006      1.367          1.417                 --
                                                          2005      1.354          1.367                 --
                                                          2004      1.289          1.354                 --
                                                          2003      1.172          1.289                 --
                                                          2002      1.136          1.172             13,680
                                                          2001      1.000          1.136             13,692

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.955          2.051                 --
                                                          2006      1.682          1.955          2,781,146
                                                          2005      1.642          1.682          3,352,697
                                                          2004      1.541          1.642          4,372,361
                                                          2003      1.126          1.541          4,319,014
                                                          2002      1.527          1.126          4,071,109
                                                          2001      1.000          1.527          3,385,008

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.559          2.466                 --
                                                          2007      2.451          2.559            279,832
                                                          2006      2.574          2.451            311,819

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.736          1.985             65,708
                                                          2009      1.197          1.736            123,239
                                                          2008      1.603          1.197            133,939
                                                          2007      1.585          1.603            244,931
                                                          2006      1.503          1.585            270,590

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.782          0.895          2,864,560
                                                          2009      0.588          0.782          3,375,003
                                                          2008      1.023          0.588          3,860,388
                                                          2007      1.220          1.023          4,897,815
                                                          2006      1.003          1.220          5,307,183

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.359          1.560            108,223
                                                          2009      0.888          1.359             84,020
                                                          2008      1.523          0.888            107,157
                                                          2007      1.561          1.523            129,634
                                                          2006      1.416          1.561            160,094

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      2.262          2.442            226,338
                                                          2009      1.605          2.262            262,299
                                                          2008      2.805          1.605            261,584
                                                          2007      2.185          2.805            320,504
                                                          2006      2.131          2.185            397,385

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      2.101          2.548            111,163
                                                          2009      1.556          2.101            210,868
                                                          2008      2.461          1.556            215,998

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.896          2.112             66,699
                                                          2009      1.405          1.896             67,920
                                                          2008      1.750          1.405            109,065
                                                          2007      1.664          1.750            258,070
                                                          2006      1.588          1.664            439,917

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.806          0.928            177,430
                                                          2009      0.692          0.806            184,770
                                                          2008      1.103          0.692            215,657
                                                          2007      1.078          1.103            243,976
                                                          2006      1.001          1.078            112,292

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.411          0.390                 --
                                                          2008      0.728          0.411            301,865
                                                          2007      0.661          0.728            331,707
                                                          2006      0.669          0.661            409,934

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.867          2.279          1,421,999
                                                          2009      1.122          1.867          1,094,266
                                                          2008      2.554          1.122          1,013,385
                                                          2007      2.027          2.554          1,634,494

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.156          1.268            411,628
                                                          2009      0.893          1.156            529,624
                                                          2008      1.575          0.893            697,548
                                                          2007      1.499          1.575            649,967

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.763          0.992              5,810
                                                          2009      0.493          0.763              5,818
                                                          2008      0.889          0.493              5,826

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.581          1.683            225,427
                                                          2009      1.419          1.581            242,402

  MIST Pioneer Fund Subaccount (Class A) (5/09).........  2010      1.317          1.506             92,346
                                                          2009      1.074          1.317            108,044

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.072          1.212          7,980,246
                                                          2009      0.859          1.072          9,439,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.960          1.088            143,787
                                                          2009      0.654          0.960            295,814
                                                          2008      1.224          0.654            391,413
                                                          2007      1.033          1.224            466,612
                                                          2006      1.058          1.033            490,675

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.542          1.644            426,800
                                                          2009      1.431          1.542            463,595
                                                          2008      1.506          1.431            635,319
                                                          2007      1.440          1.506            668,461
                                                          2006      1.386          1.440            687,539

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.193          1.407          2,560,918
                                                          2009      0.947          1.193          2,629,638

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.259          1.239          4,690,732
                                                          2009      1.274          1.259          7,626,646
                                                          2008      1.259          1.274          9,266,736
                                                          2007      1.218          1.259          8,225,326
                                                          2006      1.191          1.218          7,524,293

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.637          0.630                 --
                                                          2008      1.084          0.637            180,095
                                                          2007      1.145          1.084            207,093

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.025          1.130             40,857
                                                          2009      0.789          1.025             42,403
                                                          2008      1.279          0.789             44,217

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.884          0.922                 --
                                                          2008      1.628          0.884          2,476,496
                                                          2007      1.591          1.628          2,799,533
                                                          2006      1.570          1.591          2,886,221

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.466          1.651          2,484,536
                                                          2009      1.224          1.466          2,651,938
                                                          2008      2.039          1.224          2,977,305
                                                          2007      1.990          2.039          3,465,608
                                                          2006      1.940          1.990          3,912,432

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2010      0.617          0.676                 --
                                                          2009      0.449          0.617                 --
                                                          2008      0.678          0.449                 --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.807          0.909            208,390
                                                          2009      0.656          0.807            215,399

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.788          1.933          3,088,085
                                                          2009      1.535          1.788          3,720,375
                                                          2008      2.008          1.535          3,952,573
                                                          2007      1.958          2.008          5,095,691
                                                          2006      1.832          1.958          5,700,363

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *..............................................  2010      0.885          1.009            111,521
                                                          2009      0.643          0.885            134,490
                                                          2008      1.042          0.643            600,791

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.922          1.060             75,887
                                                          2009      0.655          0.922             64,951
                                                          2008      1.148          0.655            124,526
                                                          2007      1.069          1.148            240,013
                                                          2006      0.998          1.069            468,592

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.975          1.292             71,291
                                                          2009      0.714          0.975             80,910
                                                          2008      1.087          0.714             93,260

Money Market Portfolio
  Money Market Subaccount (2/97)........................  2006      1.180          1.191                 --
                                                          2005      1.166          1.180            714,441
                                                          2004      1.173          1.166            715,461
                                                          2003      1.182          1.173            886,649
                                                          2002      1.185          1.182            992,554
                                                          2001      1.000          1.185            721,020

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.369          1.415                 --
                                                          2008      1.328          1.369            412,468
                                                          2007      1.241          1.328            520,892
                                                          2006      1.214          1.241            603,234
                                                          2005      1.204          1.214            786,067
                                                          2004      1.167          1.204            966,152
                                                          2003      1.129          1.167          1,058,210
                                                          2002      1.051          1.129          1,216,060
                                                          2001      1.000          1.051            786,691

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.961          0.891                 --
                                                          2007      0.885          0.961             17,838
                                                          2006      0.810          0.885             11,683
                                                          2005      0.767          0.810             11,699
                                                          2004      0.725          0.767             11,717
                                                          2003      0.558          0.725             11,736
                                                          2002      0.805          0.558            178,133
                                                          2001      1.000          0.805             14,452

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.392          1.507                 --
                                                          2006      1.108          1.392            161,341
                                                          2005      1.003          1.108            231,929
                                                          2004      0.877          1.003            157,635
                                                          2003      0.694          0.877            194,985
                                                          2002      0.856          0.694            149,820
                                                          2001      1.000          0.856             48,186

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (9/00)..  2006      0.628          0.669                 --
                                                          2005      0.587          0.628            372,519
                                                          2004      0.560          0.587            283,487
                                                          2003      0.440          0.560            181,683
                                                          2002      0.587          0.440            143,873
                                                          2001      1.000          0.587                 --

  Travelers Convertible Securities Subaccount (5/98)....  2006      1.490          1.588                 --
                                                          2005      1.509          1.490            552,760
                                                          2004      1.442          1.509            558,697
                                                          2003      1.161          1.442            876,959
                                                          2002      1.268          1.161          1,027,097
                                                          2001      1.000          1.268            609,918

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)................................................  2006      2.357          2.574                 --
                                                          2005      2.130          2.357            329,231
                                                          2004      1.859          2.130            261,485
                                                          2003      1.412          1.859            282,209
                                                          2002      1.675          1.412            255,811
                                                          2001      1.000          1.675            144,817

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (12/96)............  2006      1.847          1.940                 --
                                                          2005      1.796          1.847          5,750,394
                                                          2004      1.661          1.796          5,943,222
                                                          2003      1.287          1.661          5,006,304
                                                          2002      1.519          1.287          2,755,808
                                                          2001      1.000          1.519          1,861,077

  Travelers Federated High Yield Subaccount (1/97)......  2006      1.466          1.503                 --
                                                          2005      1.453          1.466            555,286
                                                          2004      1.337          1.453            572,730
                                                          2003      1.110          1.337            565,488
                                                          2002      1.088          1.110            484,742
                                                          2001      1.000          1.088            324,093

  Travelers Federated Stock Subaccount (1/97)...........  2006      1.787          1.850                 --
                                                          2005      1.724          1.787             76,664
                                                          2004      1.585          1.724             87,396
                                                          2003      1.262          1.585            145,422
                                                          2002      1.589          1.262            117,928
                                                          2001      1.000          1.589             99,919

  Travelers Large Cap Subaccount (12/96)................  2006      1.523          1.570                 --
                                                          2005      1.424          1.523          4,650,269
                                                          2004      1.358          1.424          4,788,596
                                                          2003      1.107          1.358          4,223,603
                                                          2002      1.457          1.107          1,611,022
                                                          2001      1.000          1.457          1,437,797

  Travelers MFS(R) Mid Cap Growth Subaccount (4/98).....  2006      1.000          1.058                 --
                                                          2005      0.986          1.000            542,246
                                                          2004      0.878          0.986            594,876
                                                          2003      0.651          0.878            703,332
                                                          2002      1.293          0.651            726,691
                                                          2001      1.000          1.293            152,385

  Travelers MFS(R) Total Return Subaccount (1/97).......  2006      1.775          1.832                 --
                                                          2005      1.752          1.775          2,581,809
                                                          2004      1.597          1.752          2,472,002
                                                          2003      1.392          1.597          2,139,238
                                                          2002      1.493          1.392          1,877,711
                                                          2001      1.000          1.493            987,785

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (12/96)...............................................  2006      1.233          1.416                 --
                                                          2005      1.144          1.233            232,042
                                                          2004      1.004          1.144            219,515
                                                          2003      0.793          1.004            220,609
                                                          2002      0.926          0.793            186,273
                                                          2001      1.000          0.926             62,655

  Travelers Quality Bond Subaccount (12/96).............  2006      1.399          1.386                 --
                                                          2005      1.398          1.399            881,902
                                                          2004      1.376          1.398          1,201,712
                                                          2003      1.306          1.376          1,303,409
                                                          2002      1.255          1.306          1,313,467
                                                          2001      1.000          1.255            238,908

  Travelers Strategic Equity Subaccount (12/96).........  2006      1.399          1.459                 --
                                                          2005      1.393          1.399            192,080
                                                          2004      1.284          1.393            317,168
                                                          2003      0.984          1.284            356,794
                                                          2002      1.506          0.984            364,572
                                                          2001      1.000          1.506            236,029

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      0.857          0.831                 --
                                                          2008      1.356          0.857         11,254,120
                                                          2007      1.411          1.356         14,414,705
                                                          2006      1.235          1.411         15,642,646
                                                          2005      1.206          1.235         18,221,433
                                                          2004      1.043          1.206         18,449,117
                                                          2003      0.811          1.043         15,824,833
                                                          2002      1.023          0.811         15,882,832
                                                          2001      1.000          1.023         12,369,164




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGE

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service        RCM Technology Portfolio -- Class B
     Shares
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable             Western Asset Management Strategic Bond
     Diversified Strategic Income Portfolio          Opportunities Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-06-07-10-11

                        PREMIER ADVISERS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE
FUNDS) -- SERIES I                                 Janus Forty Portfolio -- Class E
  Invesco V.I. Government Securities Fund          MFS(R) Emerging Markets Equity
  Invesco Van Kampen V.I. Capital Growth Fund         Portfolio -- Class A
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Van Kampen Comstock Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                    METROPOLITAN SERIES FUND, INC.
  Contrafund(R) Portfolio                          BlackRock Legacy Large Cap Growth
  Mid Cap Portfolio                                   Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Money Market Portfolio -- Class A
  TRUST -- CLASS I                                 FI Value Leaders Portfolio -- Class D
  Legg Mason ClearBridge Variable Fundamental      Met/Artisan Mid Cap Value
     All Cap Value                                    Portfolio -- Class B
  Portfolio                                        MFS(R) Total Return Portfolio -- Class F
  Legg Mason ClearBridge Variable Large Cap        Neuberger Berman Mid Cap Value
     Value Portfolio                                  Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        Oppenheimer Global Equity
     Growth Portfolio                                 Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME                Western Asset Management Strategic Bond
  TRUST -- CLASS I                                    Opportunities Portfolio -- Class B
  Legg Mason Western Asset Variable Global       THE UNIVERSAL INSTITUTIONAL FUNDS,
     High Yield Bond                               INC. -- CLASS I
  Portfolio                                        Growth Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A


Certain Variable Funding Options have been subject to a name change, merger or a substitution. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(3)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge*..............................................    1.25%
Administrative Expense Charge...................................................    0.15%
  Total Annual Separate Account Charges.........................................    1.40%


---------
*     We will waive the following amounts of the Mortality and Expenses Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; an amount, if any, equal to the underlying fund expenses that are in excess of 0.59% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class A; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7+ years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.12%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. Government
     Securities Fund.............     0.46%          --        0.30%           --             0.76%         0.16%         0.60%(1)
  Invesco Van Kampen V.I. Capital
     Growth Fund.................     0.70%          --        0.33%           --             1.03%         0.19%         0.84%(2)
  Invesco Van Kampen V.I.
     Comstock Fund++.............     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(3)
  Invesco Van Kampen V.I. Growth
     and Income Fund.............     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(4)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%           --             0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Janus Forty Portfolio -- Class
     E...........................     0.63%        0.15%       0.04%           --             0.82%           --          0.82%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%           --             1.12%           --          1.12%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%           --             0.80%         0.02%         0.78%(5)
  Van Kampen Comstock Portfolio
     -- Class A..................     0.60%          --        0.04%           --             0.64%           --          0.64%
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(7)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  Met/Artisan Mid Cap Value
     Portfolio -- Class B........     0.81%        0.25%       0.03%           --             1.09%           --          1.09%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Neuberger Berman Mid Cap Value
     Portfolio -- Class A........     0.65%          --        0.05%           --             0.70%           --          0.70%
  Oppenheimer Global Equity
     Portfolio -- Class A........     0.53%          --        0.08%           --             0.61%           --          0.61%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(8)
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.37%           --             0.87%         0.02%         0.85%(9)


---------
(++) Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.60% of average daily net assets.
(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.84% of average daily net assets.
(3) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.
(4) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed

      0.85%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund                   current income and capital
                                    appreciation.
Invesco Van Kampen V.I. Capital     Seeks capital growth.                Invesco Advisers, Inc.
  Growth Fund
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund++                            through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund                   and income.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Janus Forty Portfolio -- Class E    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock Portfolio       Seeks capital growth and income.     MetLife Advisers, LLC
  -- Class A                                                             Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Met/Artisan Mid Cap Value           Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Artisan Partners
                                                                         Limited Partnership
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a name change, merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payment when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information replaces the last bullet in the last paragraph in the "Withdrawal Charge" section with the following:

- on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Clarion Global Real Estate Portfolio, MFS(R) Emerging Markets Equity Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider,

(2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution

          Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate

Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information. The following table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

          PREMIER ADVISERS (CLASS I) -- SEPARATE ACCOUNT CHARGES 1.40%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (5/98).....................................  2010      1.314          1.553          1,707,466
                                                          2009      0.802          1.314          1,936,431
                                                          2008      1.595          0.802          2,278,161
                                                          2007      1.383          1.595          2,892,866
                                                          2006      1.364          1.383          4,038,405
                                                          2005      1.281          1.364          6,394,725
                                                          2004      1.214          1.281          7,273,969
                                                          2003      0.967          1.214          7,989,699
                                                          2002      1.452          0.967          9,050,141
                                                          2001      2.150          1.452         10,703,448

  Invesco V.I. Van Kampen Government Subaccount (Series
  I) (5/98).............................................  2010      1.437          1.491          1,433,398
                                                          2009      1.443          1.437          1,506,474
                                                          2008      1.437          1.443          2,188,226
                                                          2007      1.358          1.437          2,814,926
                                                          2006      1.333          1.358          4,063,157
                                                          2005      1.305          1.333          5,316,509
                                                          2004      1.271          1.305          6,165,766
                                                          2003      1.266          1.271          7,549,610
                                                          2002      1.172          1.266          9,807,804
                                                          2001      1.111          1.172          3,910,521

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Invesco V.I. Van Kampen Growth and Income Subaccount
  (Series I) (5/98).....................................  2010      1.559          1.730          3,521,953
                                                          2009      1.271          1.559          3,930,424
                                                          2008      1.897          1.271          4,389,762
                                                          2007      1.871          1.897          5,703,184
                                                          2006      1.633          1.871          8,062,099
                                                          2005      1.505          1.633          9,572,324
                                                          2004      1.335          1.505         11,100,957
                                                          2003      1.057          1.335         11,426,494
                                                          2002      1.254          1.057         12,273,464
                                                          2001      1.350          1.254         13,648,126

  Invesco V.I. Van Kampen Value Subaccount (Series I)
  (5/98)................................................  2010      1.159          1.323          3,045,571
                                                          2009      0.897          1.159          3,593,576
                                                          2008      1.419          0.897          4,608,371
                                                          2007      1.484          1.419          6,251,407
                                                          2006      1.288          1.484          8,537,900
                                                          2005      1.249          1.288         10,658,804
                                                          2004      1.075          1.249         12,122,163
                                                          2003      0.813          1.075         12,774,397
                                                          2002      1.059          0.813         13,745,523
                                                          2001      1.050          1.059         13,959,572

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.125          1.297         12,061,335
                                                          2009      0.842          1.125         14,627,602
                                                          2008      1.490          0.842         18,718,821
                                                          2007      1.288          1.490         26,589,742
                                                          2006      1.172          1.288         29,766,697
                                                          2005      1.019          1.172         29,206,274
                                                          2004      0.897          1.019         24,759,212
                                                          2003      0.710          0.897         22,447,592
                                                          2002      0.796          0.710         20,469,488
                                                          2001      0.923          0.796         16,239,496

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.789          2.268          6,039,695
                                                          2009      1.298          1.789          7,239,853
                                                          2008      2.180          1.298          8,989,430
                                                          2007      1.917          2.180         12,919,618
                                                          2006      1.729          1.917         15,186,897
                                                          2005      1.486          1.729         15,313,391
                                                          2004      1.209          1.486         13,565,586
                                                          2003      0.887          1.209         12,112,936
                                                          2002      0.999          0.887         10,142,959

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066         22,690,520
                                                          2004      0.941          1.004         26,103,089
                                                          2003      0.839          0.941         29,376,228
                                                          2002      0.911          0.839         30,446,350
                                                          2001      0.972          0.911         26,111,026

  Janus Aspen Forty Subaccount (Service Shares) (5/00)..  2009      0.679          0.759                 --
                                                          2008      1.236          0.679          2,422,908
                                                          2007      0.917          1.236          3,418,877
                                                          2006      0.853          0.917          3,627,023
                                                          2005      0.768          0.853          3,521,990
                                                          2004      0.660          0.768          3,391,877
                                                          2003      0.557          0.660          3,695,486
                                                          2002      0.672          0.557          3,921,351
                                                          2001      0.872          0.672          3,465,557

  Janus Aspen Perkins Mid Cap Value Subaccount (Service
  Shares) (4/03)........................................  2010      1.891          2.041                 --
                                                          2009      1.443          1.891            294,944
                                                          2008      2.030          1.443            361,730
                                                          2007      1.921          2.030            466,014
                                                          2006      1.693          1.921            513,652
                                                          2005      1.560          1.693            495,211
                                                          2004      1.343          1.560            541,890
                                                          2003      1.000          1.343            642,753

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732         18,217,150
                                                          2006      0.584          0.679         21,251,779
                                                          2005      0.561          0.584         24,083,675
                                                          2004      0.544          0.561         28,624,746
                                                          2003      0.446          0.544         33,150,406
                                                          2002      0.609          0.446         37,667,694
                                                          2001      0.798          0.609         39,666,734

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.365          1.570         21,352,828
                                                          2009      1.070          1.365         26,763,019
                                                          2008      1.711          1.070         35,047,749
                                                          2007      1.785          1.711         48,365,342

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.282          1.384          8,986,778
                                                          2009      1.045          1.282         11,267,175
                                                          2008      1.645          1.045         14,368,536
                                                          2007      1.606          1.645         19,996,736
                                                          2006      1.377          1.606         24,335,381
                                                          2005      1.311          1.377         29,147,578
                                                          2004      1.204          1.311         33,602,765
                                                          2003      0.923          1.204         36,676,749
                                                          2002      1.216          0.923         39,043,251
                                                          2001      1.287          1.216         35,499,907

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/00)...........................  2010      0.995          1.228          2,407,957
                                                          2009      0.707          0.995          2,725,034
                                                          2008      1.209          0.707          3,158,558
                                                          2007      1.114          1.209          4,188,379
                                                          2006      1.002          1.114          5,310,869
                                                          2005      0.969          1.002          6,238,148
                                                          2004      0.853          0.969          7,350,185
                                                          2003      0.581          0.853          8,428,073
                                                          2002      0.903          0.581          7,040,619
                                                          2001      0.987          0.903          6,159,956

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (5/98)...........................  2010      1.724          1.954            885,751
                                                          2009      1.124          1.724          1,155,795
                                                          2008      1.648          1.124          1,557,845
                                                          2007      1.672          1.648          2,056,715
                                                          2006      1.533          1.672          2,753,234
                                                          2005      1.497          1.533          3,510,911
                                                          2004      1.367          1.497          4,018,858
                                                          2003      1.116          1.367          4,314,284
                                                          2002      1.055          1.116          4,328,864
                                                          2001      1.017          1.055          4,362,804

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Strategic Bond
  Subaccount (Class I) (5/98)...........................  2010      1.493          1.646          2,983,125
                                                          2009      1.243          1.493          3,512,863
                                                          2008      1.519          1.243          3,975,615
                                                          2007      1.510          1.519          5,610,222
                                                          2006      1.458          1.510          6,677,249
                                                          2005      1.443          1.458          7,624,169
                                                          2004      1.372          1.443          8,574,282
                                                          2003      1.229          1.372         10,018,413
                                                          2002      1.145          1.229         10,347,486
                                                          2001      1.086          1.145          8,361,581

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.977          2.076                 --
                                                          2006      1.698          1.977         19,730,122
                                                          2005      1.655          1.698         22,894,995
                                                          2004      1.549          1.655         25,770,869
                                                          2003      1.130          1.549         26,374,762
                                                          2002      1.529          1.130         25,431,235
                                                          2001      1.522          1.529         17,463,428

Met Investors Series Trust
  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.788          0.904          7,342,272
                                                          2009      0.592          0.788          9,322,885
                                                          2008      1.026          0.592         11,831,373
                                                          2007      1.222          1.026         17,519,536
                                                          2006      1.003          1.222         22,994,164

  MIST Janus Forty Subaccount (Class E) (5/09)..........  2010      0.958          1.035          2,047,835
                                                          2009      0.760          0.958          2,180,496

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.901          2.324          3,566,576
                                                          2009      1.139          1.901          4,056,913
                                                          2008      2.589          1.139          4,890,900
                                                          2007      2.052          2.589          6,465,639

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  A) (4/08).............................................  2010      0.846          1.105          2,122,048
                                                          2009      0.544          0.846          2,533,032
                                                          2008      0.978          0.544          2,966,212

  MIST Van Kampen ComStock Subaccount (Class A) (5/09)..  2010      1.223          1.389          1,266,163
                                                          2009      0.977          1.223          1,350,080

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.214          1.435         25,609,950
                                                          2009      0.963          1.214         30,730,485

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.282          1.264         19,035,283
                                                          2009      1.294          1.282         24,038,242
                                                          2008      1.276          1.294         39,814,833
                                                          2007      1.232          1.276         34,190,333
                                                          2006      1.203          1.232         32,772,233

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.898          0.937                 --
                                                          2008      1.650          0.898         34,064,789
                                                          2007      1.610          1.650         42,724,709
                                                          2006      1.586          1.610         55,826,210

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.492          1.684         13,734,917
                                                          2009      1.243          1.492         16,088,014
                                                          2008      2.067          1.243         19,676,195
                                                          2007      2.014          2.067         26,108,968
                                                          2006      1.960          2.014         33,843,362

  MSF Met/Artisan Mid Cap Value Subaccount (Class B)
  (5/10)................................................  2010      2.065          2.183            205,292

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.820          1.971         29,778,017
                                                          2009      1.559          1.820         35,577,508
                                                          2008      2.035          1.559         44,392,462
                                                          2007      1.981          2.035         60,705,244
                                                          2006      1.851          1.981         75,566,898

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  A) (4/07).............................................  2010      1.432          1.783          3,394,926
                                                          2009      0.980          1.432          3,946,498
                                                          2008      1.888          0.980          4,393,935
                                                          2007      2.004          1.888          5,892,280

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/07) *..............................................  2010      1.280          1.467          4,841,019
                                                          2009      0.925          1.280          5,729,967
                                                          2008      1.573          0.925          5,206,421
                                                          2007      1.582          1.573          7,473,947

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *..............................................  2009      0.646          0.659                 --
                                                          2008      1.043          0.646                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Equity Income Subaccount (12/96)............  2006      1.864          1.960                 --
                                                          2005      1.810          1.864         42,754,927
                                                          2004      1.670          1.810         51,151,676
                                                          2003      1.291          1.670         56,128,444
                                                          2002      1.521          1.291         59,629,514
                                                          2001      1.652          1.521         64,943,530

  Travelers Large Cap Subaccount (12/96)................  2006      1.538          1.586                 --
                                                          2005      1.435          1.538         31,559,275
                                                          2004      1.366          1.435         37,647,579
                                                          2003      1.111          1.366         42,887,962
                                                          2002      1.459          1.111         48,092,525
                                                          2001      1.790          1.459         56,412,373

Universal Institutional Funds, Inc.
  UIF Capital Growth Growth Subaccount (Class I)
  (5/00)................................................  2010      0.738          0.895          2,219,446
                                                          2009      0.452          0.738          2,643,689
                                                          2008      0.903          0.452          2,948,015
                                                          2007      0.751          0.903          3,996,346
                                                          2006      0.732          0.751          4,845,566
                                                          2005      0.641          0.732          5,699,517
                                                          2004      0.603          0.641          6,125,981
                                                          2003      0.490          0.603          6,903,534
                                                          2002      0.688          0.490          7,171,474
                                                          2001      0.823          0.688          6,931,200

  UIF Emerging Markets Equity Subaccount (Class I)
  (5/98)................................................  2007      2.357          2.536                 --
                                                          2006      1.743          2.357          2,241,477
                                                          2005      1.320          1.743          2,912,196
                                                          2004      1.087          1.320          2,991,257
                                                          2003      0.737          1.087          3,180,490
                                                          2002      0.820          0.737          3,219,173
                                                          2001      0.889          0.820          3,561,805

  UIF Global Value Equity Subaccount (Class I) (5/98)...  2007      1.492          1.594                (60)
                                                          2006      1.248          1.492          9,321,384
                                                          2005      1.196          1.248          9,875,671
                                                          2004      1.068          1.196         10,131,399
                                                          2003      0.840          1.068          9,903,746
                                                          2002      1.025          0.840          9,586,508
                                                          2001      1.000          1.025         10,252,364
                                                          2001      1.118          1.000                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  UIF Mid Cap Growth Subaccount (Class I) (5/00)........  2008      1.032          0.981                 --
                                                          2007      0.853          1.032          4,226,325
                                                          2006      0.792          0.853          5,328,059
                                                          2005      0.683          0.792          6,724,785
                                                          2004      0.569          0.683          7,630,311
                                                          2003      0.407          0.569          8,399,810
                                                          2002      0.600          0.407          8,753,078
                                                          2001      0.861          0.600          9,104,203

  UIF Technology Subaccount (Class I) (5/00)............  2006      0.231          0.241                 --
                                                          2005      0.235          0.231          8,705,526
                                                          2004      0.242          0.235          9,958,049
                                                          2003      0.166          0.242         10,591,506
                                                          2002      0.330          0.166         12,981,906

  UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)....  2007      1.900          2.028                 --
                                                          2006      1.596          1.900          7,382,753
                                                          2005      1.441          1.596          8,880,223
                                                          2004      1.275          1.441         10,745,484
                                                          2003      0.914          1.275         11,866,953
                                                          2002      1.288          0.914         12,950,127
                                                          2001      1.348          1.288         13,674,954

  UIF U.S. Real Estate Securities Subaccount (Class I)
  (5/98)................................................  2006      2.439          3.100                 --
                                                          2005      2.113          2.439          2,682,469
                                                          2004      1.571          2.113          3,026,413
                                                          2003      1.158          1.571          3,596,530
                                                          2002      1.184          1.158          3,775,043
                                                          2001      1.093          1.184          3,723,988

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class I) (5/99)...  2009      0.974          0.946                 --
                                                          2008      1.535          0.974          1,444,567
                                                          2007      1.590          1.535          2,029,639
                                                          2006      1.386          1.590          3,007,776
                                                          2005      1.347          1.386          3,889,796
                                                          2004      1.160          1.347          4,006,151
                                                          2003      0.898          1.160          3,640,711
                                                          2002      1.128          0.898          3,505,436
                                                          2001      1.173          1.128          3,559,772

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class I)
  (5/98)................................................  2009      0.555          0.570                 --
                                                          2008      0.986          0.555          3,228,424
                                                          2007      0.887          0.986          4,172,946
                                                          2006      0.840          0.887          5,653,211
                                                          2005      0.788          0.840          7,681,626
                                                          2004      0.768          0.788          9,445,768
                                                          2003      0.619          0.768         10,554,177
                                                          2002      0.888          0.619         12,178,526
                                                          2001      1.132          0.888         14,756,114

  Van Kampen LIT Money Market Subaccount (Class I)
  (5/98)................................................  2006      1.123          1.132                 --
                                                          2005      1.109          1.123          4,490,047
                                                          2004      1.115          1.109          6,060,001
                                                          2003      1.125          1.115          7,418,918
                                                          2002      1.127          1.125          9,371,943
                                                          2001      1.102          1.127         11,692,274




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust -- MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Comstock Portfolio was replaced by Met Investors Series Trust- Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio -- Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio -- Class B and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a fund merger, name change or a substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGE

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Capital Growth Portfolio                        Growth Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Funds were merged into the new Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) -- SERIES I                    INSURANCE FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Government            Invesco V.I. Government Securities
     Fund -- Series I                                Fund -- Series I
  Invesco Van Kampen V. I. Value                Invesco Van Kampen V.I. Comstock
     Fund -- Series I                                Fund -- Series I


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable Strategic     Western Asset Management Strategic Bond
     Bond Portfolio -- Class I                         Opportunities Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-06-07-10-11

                  PREMIER ADVISERS -- CLASS II ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers -- Class II Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE
FUNDS) -- SERIES II                                Janus Forty Portfolio -- Class E
  Invesco V.I. Government Securities Fund          MFS(R) Emerging Markets Equity
  Invesco Van Kampen V.I. Capital Growth Fund         Portfolio -- Class A
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Van Kampen Comstock Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                    METROPOLITAN SERIES FUND, INC.
  Contrafund(R) Portfolio                          BlackRock Legacy Large Cap Growth
  Mid Cap Portfolio                                   Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Money Market Portfolio -- Class A
  TRUST -- CLASS I                                 FI Value Leaders Portfolio -- Class D
  Legg Mason ClearBridge Variable Fundamental      Met/Artisan Mid Cap Value
     All Cap Value Portfolio                          Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MFS(R) Total Return Portfolio -- Class F
     Value Portfolio                               Neuberger Berman Mid Cap Value
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class A
     Growth Portfolio                              Oppenheimer Global Equity
LEGG MASON PARTNERS VARIABLE INCOME                   Portfolio -- Class A
  TRUST -- CLASS I                                 Western Asset Management Strategic Bond
  Legg Mason Western Asset Variable Global            Opportunities Portfolio -- Class B
     High Yield Bond Portfolio                   THE UNIVERSAL INSTITUTIONAL FUNDS,
MET INVESTORS SERIES TRUST                         INC. -- CLASS I
  Clarion Global Real Estate                       Growth Portfolio
     Portfolio -- Class A


Certain Variable Funding Options have been subject to a name change, merger or a substitution. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., an optional feature. Below is a summary of all charges that may apply, depending on the features you select:

Mortality and Expense Risk Charge*..............................................    1.25%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.40%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ELECTED.......................    1.60%


---------
*     We will waive the following amounts of the Mortality and Expenses Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.28%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12b-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------  ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.30%           --             1.01%         0.16%         0.85%(1)
  Invesco Van Kampen V.I. Capital
     Growth Fund -- Series II....     0.70%        0.25%       0.33%           --             1.28%         0.19%         1.09%(2)
  Invesco Van Kampen V.I.
     Comstock Fund -- Series
     I++.........................     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(3)
  Invesco Van Kampen V.I. Growth
     and Income Fund -- Series
     II..........................     0.56%        0.25%       0.29%           --             1.10%         0.23%         0.87%(4)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12b-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------  ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%           --             0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Janus Forty Portfolio -- Class
     E...........................     0.63%        0.15%       0.04%           --             0.82%           --          0.82%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%           --             1.12%           --          1.12%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%           --             0.80%         0.02%         0.78%(5)
  Van Kampen Comstock Portfolio
     -- Class B..................     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(7)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  Met/Artisan Mid Cap Value
     Portfolio -- Class B........     0.81%        0.25%       0.03%           --             1.09%           --          1.09%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Neuberger Berman Mid Cap Value
     Portfolio -- Class A........     0.65%          --        0.05%           --             0.70%           --          0.70%
  Oppenheimer Global Equity
     Portfolio -- Class A........     0.53%          --        0.08%           --             0.61%           --          0.61%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(8)
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.37%           --             0.87%         0.02%         0.85%(9)


(++) Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

---------
(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.85% of average daily net assets.
(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.09% of average daily net assets.
(3) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.
(4) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco Van Kampen V.I. Capital     Seeks capital growth.                Invesco Advisers, Inc.
  Growth Fund -- Series II
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Janus Forty Portfolio -- Class E    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock Portfolio       Seeks capital growth and income.     MetLife Advisers, LLC
  -- Class B                                                             Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Met/Artisan Mid Cap Value           Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Artisan Partners
                                                                         Limited Partnership
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.




(++) Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payment when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information replaces the last bullet in the last paragraph in the "Withdrawal Charge" section with the following:

- on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Clarion Global Real Estate Portfolio, MFS(R) Emerging Markets Equity Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the currant account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           (FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

          PREMIER ADVISERS (CLASS II) -- SEPARATE ACCOUNT CHARGES 1.40%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (12/00)...................................  2010      0.589          0.695          1,388,126
                                                          2009      0.361          0.589          1,780,908
                                                          2008      0.719          0.361          2,060,039
                                                          2007      0.625          0.719          5,730,782
                                                          2006      0.618          0.625          6,325,272
                                                          2005      0.582          0.618          7,353,597
                                                          2004      0.553          0.582          7,814,847
                                                          2003      0.441          0.553          8,710,069
                                                          2002      0.664          0.441          9,877,086
                                                          2001      0.986          0.664          6,917,467

  Invesco V.I. Van Kampen Government Subaccount (Series
  II) (12/00)...........................................  2010      1.269          1.313          2,509,299
                                                          2009      1.280          1.269          3,097,570
                                                          2008      1.270          1.280          3,737,619
                                                          2007      1.208          1.270          6,310,182
                                                          2006      1.188          1.208          6,448,257
                                                          2005      1.167          1.188          7,195,667
                                                          2004      1.139          1.167          8,728,398
                                                          2003      1.138          1.139         11,268,244
                                                          2002      1.055          1.138         14,550,182
                                                          2001      1.003          1.055          6,322,130

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Invesco V.I. Van Kampen Growth and Income Subaccount
  (Series II) (12/00)...................................  2010      1.170          1.294          2,982,076
                                                          2009      0.960          1.170          3,576,204
                                                          2008      1.430          0.960          4,423,735
                                                          2007      1.410          1.430          7,940,686
                                                          2006      1.240          1.410          8,950,621
                                                          2005      1.143          1.240          9,681,437
                                                          2004      1.016          1.143          9,798,395
                                                          2003      0.807          1.016         10,577,291
                                                          2002      0.960          0.807         10,396,774
                                                          2001      1.036          0.960          8,505,269

  Invesco V.I. Van Kampen Value Subaccount (Series I)
  (5/98)................................................  2010      1.159          1.323          3,045,571
                                                          2009      0.897          1.159          3,593,576
                                                          2008      1.419          0.897          4,608,371
                                                          2007      1.484          1.419          6,251,407
                                                          2006      1.288          1.484          8,537,900
                                                          2005      1.249          1.288         10,658,804
                                                          2004      1.075          1.249         12,122,163
                                                          2003      0.813          1.075         12,774,397
                                                          2002      1.059          0.813         13,745,523
                                                          2001      1.050          1.059         13,959,572

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.125          1.297         12,061,335
                                                          2009      0.842          1.125         14,627,602
                                                          2008      1.490          0.842         18,718,821
                                                          2007      1.288          1.490         26,589,742
                                                          2006      1.172          1.288         29,766,697
                                                          2005      1.019          1.172         29,206,274
                                                          2004      0.897          1.019         24,759,212
                                                          2003      0.710          0.897         22,447,592
                                                          2002      0.796          0.710         20,469,488
                                                          2001      0.923          0.796         16,239,496

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.789          2.268          6,039,695
                                                          2009      1.298          1.789          7,239,853
                                                          2008      2.180          1.298          8,989,430
                                                          2007      1.917          2.180         12,919,618
                                                          2006      1.729          1.917         15,186,897
                                                          2005      1.486          1.729         15,313,391
                                                          2004      1.209          1.486         13,565,586
                                                          2003      0.887          1.209         12,112,936
                                                          2002      0.999          0.887         10,142,959

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066         22,690,520
                                                          2004      0.941          1.004         26,103,089
                                                          2003      0.839          0.941         29,376,228
                                                          2002      0.911          0.839         30,446,350
                                                          2001      0.972          0.911         26,111,026

  Janus Aspen Forty Subaccount (Service Shares) (5/00)..  2009      0.679          0.759                 --
                                                          2008      1.236          0.679          2,422,908
                                                          2007      0.917          1.236          3,418,877
                                                          2006      0.853          0.917          3,627,023
                                                          2005      0.768          0.853          3,521,990
                                                          2004      0.660          0.768          3,391,877
                                                          2003      0.557          0.660          3,695,486
                                                          2002      0.672          0.557          3,921,351
                                                          2001      0.872          0.672          3,465,557

  Janus Aspen Perkins Mid Cap Value Subaccount (Service
  Shares) (4/03)........................................  2010      1.891          2.041                 --
                                                          2009      1.443          1.891            294,944
                                                          2008      2.030          1.443            361,730
                                                          2007      1.921          2.030            466,014
                                                          2006      1.693          1.921            513,652
                                                          2005      1.560          1.693            495,211
                                                          2004      1.343          1.560            541,890
                                                          2003      1.000          1.343            642,753

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732         18,217,150
                                                          2006      0.584          0.679         21,251,779
                                                          2005      0.561          0.584         24,083,675
                                                          2004      0.544          0.561         28,624,746
                                                          2003      0.446          0.544         33,150,406
                                                          2002      0.609          0.446         37,667,694
                                                          2001      0.798          0.609         39,666,734

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.365          1.570         21,352,828
                                                          2009      1.070          1.365         26,763,019
                                                          2008      1.711          1.070         35,047,749
                                                          2007      1.785          1.711         48,365,342

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.282          1.384          8,986,778
                                                          2009      1.045          1.282         11,267,175
                                                          2008      1.645          1.045         14,368,536
                                                          2007      1.606          1.645         19,996,736
                                                          2006      1.377          1.606         24,335,381
                                                          2005      1.311          1.377         29,147,578
                                                          2004      1.204          1.311         33,602,765
                                                          2003      0.923          1.204         36,676,749
                                                          2002      1.216          0.923         39,043,251
                                                          2001      1.287          1.216         35,499,907

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/00)...........................  2010      0.995          1.228          2,407,957
                                                          2009      0.707          0.995          2,725,034
                                                          2008      1.209          0.707          3,158,558
                                                          2007      1.114          1.209          4,188,379
                                                          2006      1.002          1.114          5,310,869
                                                          2005      0.969          1.002          6,238,148
                                                          2004      0.853          0.969          7,350,185
                                                          2003      0.581          0.853          8,428,073
                                                          2002      0.903          0.581          7,040,619
                                                          2001      0.987          0.903          6,159,956

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (5/98)...........................  2010      1.724          1.954            885,751
                                                          2009      1.124          1.724          1,155,795
                                                          2008      1.648          1.124          1,557,845
                                                          2007      1.672          1.648          2,056,715
                                                          2006      1.533          1.672          2,753,234
                                                          2005      1.497          1.533          3,510,911
                                                          2004      1.367          1.497          4,018,858
                                                          2003      1.116          1.367          4,314,284
                                                          2002      1.055          1.116          4,328,864
                                                          2001      1.017          1.055          4,362,804

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Strategic Bond
  Subaccount (Class I) (5/98)...........................  2010      1.493          1.646          2,983,125
                                                          2009      1.243          1.493          3,512,863
                                                          2008      1.519          1.243          3,975,615
                                                          2007      1.510          1.519          5,610,222
                                                          2006      1.458          1.510          6,677,249
                                                          2005      1.443          1.458          7,624,169
                                                          2004      1.372          1.443          8,574,282
                                                          2003      1.229          1.372         10,018,413
                                                          2002      1.145          1.229         10,347,486
                                                          2001      1.086          1.145          8,361,581

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.977          2.076                 --
                                                          2006      1.698          1.977         19,730,122
                                                          2005      1.655          1.698         22,894,995
                                                          2004      1.549          1.655         25,770,869
                                                          2003      1.130          1.549         26,374,762
                                                          2002      1.529          1.130         25,431,235
                                                          2001      1.522          1.529         17,463,428

Met Investors Series Trust
  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.788          0.904          7,342,272
                                                          2009      0.592          0.788          9,322,885
                                                          2008      1.026          0.592         11,831,373
                                                          2007      1.222          1.026         17,519,536
                                                          2006      1.003          1.222         22,994,164

  MIST Janus Forty Subaccount (Class E) (5/09)..........  2010      0.958          1.035          2,047,835
                                                          2009      0.760          0.958          2,180,496

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.901          2.324          3,566,576
                                                          2009      1.139          1.901          4,056,913
                                                          2008      2.589          1.139          4,890,900
                                                          2007      2.052          2.589          6,465,639

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  A) (4/08).............................................  2010      0.846          1.105          2,122,048
                                                          2009      0.544          0.846          2,533,032
                                                          2008      0.978          0.544          2,966,212

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.091          1.236          6,265,151
                                                          2009      0.873          1.091          7,934,328

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.214          1.435         25,609,950
                                                          2009      0.963          1.214         30,730,485

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.282          1.264         19,035,283
                                                          2009      1.294          1.282         24,038,242
                                                          2008      1.276          1.294         39,814,833
                                                          2007      1.232          1.276         34,190,333
                                                          2006      1.203          1.232         32,772,233

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.898          0.937                 --
                                                          2008      1.650          0.898         34,064,789
                                                          2007      1.610          1.650         42,724,709
                                                          2006      1.586          1.610         55,826,210

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.492          1.684         13,734,917
                                                          2009      1.243          1.492         16,088,014
                                                          2008      2.067          1.243         19,676,195
                                                          2007      2.014          2.067         26,108,968
                                                          2006      1.960          2.014         33,843,362

  MSF Met/Artisan Mid Cap Value Subaccount (Class B)
  (5/10)................................................  2010      2.065          2.183            205,292

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.820          1.971         29,778,017
                                                          2009      1.559          1.820         35,577,508
                                                          2008      2.035          1.559         44,392,462
                                                          2007      1.981          2.035         60,705,244
                                                          2006      1.851          1.981         75,566,898

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  A) (4/07).............................................  2010      1.432          1.783          3,394,926
                                                          2009      0.980          1.432          3,946,498
                                                          2008      1.888          0.980          4,393,935
                                                          2007      2.004          1.888          5,892,280

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/07) *..............................................  2010      1.280          1.467          4,841,019
                                                          2009      0.925          1.280          5,729,967
                                                          2008      1.573          0.925          5,206,421
                                                          2007      1.582          1.573          7,473,947

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *..............................................  2009      0.646          0.659                 --
                                                          2008      1.043          0.646                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Equity Income Subaccount (12/96)............  2006      1.864          1.960                 --
                                                          2005      1.810          1.864         42,754,927
                                                          2004      1.670          1.810         51,151,676
                                                          2003      1.291          1.670         56,128,444
                                                          2002      1.521          1.291         59,629,514
                                                          2001      1.652          1.521         64,943,530

  Travelers Large Cap Subaccount (12/96)................  2006      1.538          1.586                 --
                                                          2005      1.435          1.538         31,559,275
                                                          2004      1.366          1.435         37,647,579
                                                          2003      1.111          1.366         42,887,962
                                                          2002      1.459          1.111         48,092,525
                                                          2001      1.790          1.459         56,412,373

Universal Institutional Funds, Inc.
  UIF Capital Growth Growth Subaccount (Class I)
  (5/00)................................................  2010      0.738          0.895          2,219,446
                                                          2009      0.452          0.738          2,643,689
                                                          2008      0.903          0.452          2,948,015
                                                          2007      0.751          0.903          3,996,346
                                                          2006      0.732          0.751          4,845,566
                                                          2005      0.641          0.732          5,699,517
                                                          2004      0.603          0.641          6,125,981
                                                          2003      0.490          0.603          6,903,534
                                                          2002      0.688          0.490          7,171,474
                                                          2001      0.823          0.688          6,931,200

  UIF Emerging Markets Equity Subaccount (Class I)
  (5/98)................................................  2007      2.357          2.536                 --
                                                          2006      1.743          2.357          2,241,477
                                                          2005      1.320          1.743          2,912,196
                                                          2004      1.087          1.320          2,991,257
                                                          2003      0.737          1.087          3,180,490
                                                          2002      0.820          0.737          3,219,173
                                                          2001      0.889          0.820          3,561,805

  UIF Global Value Equity Subaccount (Class I) (5/98)...  2007      1.492          1.594                (60)
                                                          2006      1.248          1.492          9,321,384
                                                          2005      1.196          1.248          9,875,671
                                                          2004      1.068          1.196         10,131,399
                                                          2003      0.840          1.068          9,903,746
                                                          2002      1.025          0.840          9,586,508
                                                          2001      1.000          1.025         10,252,364
                                                          2001      1.118          1.000                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  UIF Mid Cap Growth Subaccount (Class I) (5/00)........  2008      1.032          0.981                 --
                                                          2007      0.853          1.032          4,226,325
                                                          2006      0.792          0.853          5,328,059
                                                          2005      0.683          0.792          6,724,785
                                                          2004      0.569          0.683          7,630,311
                                                          2003      0.407          0.569          8,399,810
                                                          2002      0.600          0.407          8,753,078
                                                          2001      0.861          0.600          9,104,203

  UIF Technology Subaccount (Class I) (5/00)............  2006      0.231          0.241                 --
                                                          2005      0.235          0.231          8,705,526
                                                          2004      0.242          0.235          9,958,049
                                                          2003      0.166          0.242         10,591,506
                                                          2002      0.330          0.166         12,981,906

  UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)....  2007      1.900          2.028                 --
                                                          2006      1.596          1.900          7,382,753
                                                          2005      1.441          1.596          8,880,223
                                                          2004      1.275          1.441         10,745,484
                                                          2003      0.914          1.275         11,866,953
                                                          2002      1.288          0.914         12,950,127
                                                          2001      1.348          1.288         13,674,954

  UIF U.S. Real Estate Securities Subaccount (Class I)
  (5/98)................................................  2006      2.439          3.100                 --
                                                          2005      2.113          2.439          2,682,469
                                                          2004      1.571          2.113          3,026,413
                                                          2003      1.158          1.571          3,596,530
                                                          2002      1.184          1.158          3,775,043
                                                          2001      1.093          1.184          3,723,988

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      0.870          0.845                 --
                                                          2008      1.375          0.870          6,938,735
                                                          2007      1.427          1.375         10,722,981
                                                          2006      1.247          1.427         12,624,508
                                                          2005      1.215          1.247         14,193,294
                                                          2004      1.049          1.215         13,143,701
                                                          2003      0.814          1.049         13,361,098
                                                          2002      1.024          0.814         13,097,623
                                                          2001      1.069          1.024          6,952,703

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98)................................................  2009      0.479          0.492                 --
                                                          2008      0.854          0.479          1,337,633
                                                          2007      0.770          0.854          1,857,644
                                                          2006      0.731          0.770          2,089,629
                                                          2005      0.688          0.731          2,748,000
                                                          2004      0.672          0.688          3,051,014
                                                          2003      0.542          0.672          3,198,088
                                                          2002      0.781          0.542          3,244,434

  Van Kampen LIT Money Market Subaccount (Class II)
  (12/00)...............................................  2006      1.008          1.016                 --
                                                          2005      0.998          1.008          5,249,240
                                                          2004      1.006          0.998          6,032,319
                                                          2003      1.017          1.006          8,178,169
                                                          2002      1.022          1.017         12,155,839
                                                          2001      1.002          1.022          9,488,854




          PREMIER ADVISERS (CLASS II) -- SEPARATE ACCOUNT CHARGES 1.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (12/00)...................................  2010      0.579          0.681         1,291,403
                                                          2009      0.355          0.579         1,391,841
                                                          2008      0.709          0.355         2,101,802
                                                          2007      0.618          0.709         2,911,066
                                                          2006      0.612          0.618         3,098,380
                                                          2005      0.578          0.612         3,498,864
                                                          2004      0.550          0.578         3,817,329
                                                          2003      0.440          0.550         4,127,486
                                                          2002      0.663          0.440         3,839,156
                                                          2001      1.000          0.663         3,074,073

  Invesco V.I. Van Kampen Government Subaccount (Series
  II) (12/00)...........................................  2010      1.247          1.287         1,447,717
                                                          2009      1.256          1.247         1,962,076
                                                          2008      1.258          1.256         2,496,220
                                                          2007      1.194          1.258         3,111,406
                                                          2006      1.177          1.194         3,098,878
                                                          2005      1.158          1.177         3,442,890
                                                          2004      1.132          1.158         3,698,673
                                                          2003      1.134          1.132         4,385,904
                                                          2002      1.054          1.134         6,310,305
                                                          2001      1.020          1.054         2,472,417

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Invesco V.I. Van Kampen Growth and Income Subaccount
  (Series II) (12/00)...................................  2010      1.150          1.269         3,583,076
                                                          2009      0.941          1.150         4,448,060
                                                          2008      1.411          0.941         4,688,511
                                                          2007      1.398          1.411         6,132,375
                                                          2006      1.225          1.398         6,301,529
                                                          2005      1.135          1.225         7,196,316
                                                          2004      1.010          1.135         7,321,194
                                                          2003      0.804          1.010         6,438,441
                                                          2002      0.958          0.804         5,103,717
                                                          2001      0.998          0.958         4,180,025

  Invesco V.I. Van Kampen Value Subaccount (Series I)
  (5/98)................................................  2010      1.139          1.297           697,451
                                                          2009      0.883          1.139           880,295
                                                          2008      1.400          0.883         1,108,739
                                                          2007      1.467          1.400         1,739,855
                                                          2006      1.275          1.467         1,806,734
                                                          2005      1.239          1.275         2,163,741
                                                          2004      1.069          1.239         2,057,230
                                                          2003      0.810          1.069         2,032,060
                                                          2002      1.057          0.810         1,939,163
                                                          2001      1.086          1.057         1,573,380

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2010      1.105          1.271         2,922,025
                                                          2009      0.829          1.105         3,578,229
                                                          2008      1.470          0.829         3,543,638
                                                          2007      1.273          1.470         4,208,845
                                                          2006      1.161          1.273         4,380,893
                                                          2005      1.011          1.161         5,379,608
                                                          2004      0.892          1.011         4,337,857
                                                          2003      0.707          0.892         3,061,907
                                                          2002      0.795          0.707         1,621,683
                                                          2001      0.845          0.795           880,223

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (12/00)...............................................  2010      1.758          2.224         1,105,493
                                                          2009      1.278          1.758         1,463,971
                                                          2008      2.151          1.278         1,589,133
                                                          2007      1.895          2.151         1,876,861
                                                          2006      1.713          1.895         1,947,822
                                                          2005      1.475          1.713         2,268,094
                                                          2004      1.202          1.475         1,772,604
                                                          2003      0.883          1.202         1,108,741
                                                          2002      0.998          0.883            99,631
                                                          2001      0.984          0.998           426,961

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.056          1.091                --
                                                          2005      0.997          1.056         1,816,533
                                                          2004      0.935          0.997         2,132,712
                                                          2003      0.836          0.935         2,252,736
                                                          2002      0.910          0.836         2,238,958
                                                          2001      0.949          0.910         1,727,812

  Janus Aspen Forty Subaccount (Service Shares) (5/00)..  2009      0.668          0.746                --
                                                          2008      1.219          0.668           396,287
                                                          2007      0.907          1.219           473,153
                                                          2006      0.845          0.907           523,691
                                                          2005      0.762          0.845           578,846
                                                          2004      0.657          0.762           790,519
                                                          2003      0.555          0.657           924,305
                                                          2002      0.671          0.555         1,014,955
                                                          2001      0.783          0.671         1,079,188

  Janus Aspen Perkins Mid Cap Value Subaccount (Service
  Shares) (4/03)........................................  2010      1.866          2.012                --
                                                          2009      1.427          1.866           128,852
                                                          2008      2.011          1.427           128,764
                                                          2007      1.907          2.011           179,838
                                                          2006      1.684          1.907           298,448
                                                          2005      1.555          1.684           264,998
                                                          2004      1.341          1.555           318,302
                                                          2003      1.000          1.341           237,655

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.722          0.680                --
                                                          2007      0.671          0.722         1,149,857
                                                          2006      0.578          0.671         1,256,442
                                                          2005      0.557          0.578         1,952,016
                                                          2004      0.541          0.557         2,158,656
                                                          2003      0.444          0.541         2,253,412
                                                          2002      0.608          0.444         2,606,381
                                                          2001      0.715          0.608         2,666,015

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.342          1.540         1,092,225
                                                          2009      1.054          1.342         1,237,014
                                                          2008      1.688          1.054         1,449,399
                                                          2007      1.763          1.688         1,977,509

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (4/98)......................................  2010      1.260          1.357           519,345
                                                          2009      1.028          1.260           568,115
                                                          2008      1.623          1.028           653,190
                                                          2007      1.588          1.623           853,291
                                                          2006      1.364          1.588           996,234
                                                          2005      1.301          1.364         1,125,089
                                                          2004      1.198          1.301         1,573,451
                                                          2003      0.920          1.198         1,691,041
                                                          2002      1.214          0.920         1,723,114
                                                          2001      1.308          1.214         1,234,707

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/00)...........................  2010      0.978          1.205           647,934
                                                          2009      0.696          0.978           781,948
                                                          2008      1.193          0.696           968,961
                                                          2007      1.102          1.193         1,248,844
                                                          2006      0.993          1.102         1,381,925
                                                          2005      0.962          0.993         1,499,921
                                                          2004      0.849          0.962         1,801,637
                                                          2003      0.579          0.849         1,483,325
                                                          2002      0.901          0.579         1,421,906
                                                          2001      0.904          0.901         1,035,615

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (5/98)...........................  2010      1.694          1.916           320,342
                                                          2009      1.107          1.694           382,788
                                                          2008      1.626          1.107           479,687
                                                          2007      1.653          1.626           637,086
                                                          2006      1.518          1.653           690,520
                                                          2005      1.486          1.518           795,981
                                                          2004      1.359          1.486           802,226
                                                          2003      1.112          1.359           729,746
                                                          2002      1.053          1.112         1,055,519
                                                          2001      1.079          1.053           570,312

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Strategic Bond
  Subaccount (Class I) (5/98)...........................  2010      1.467          1.614         1,604,821
                                                          2009      1.224          1.467         1,490,118
                                                          2008      1.499          1.224         1,364,035
                                                          2007      1.493          1.499         2,162,210
                                                          2006      1.444          1.493         2,204,269
                                                          2005      1.432          1.444         2,444,146
                                                          2004      1.365          1.432         2,318,254
                                                          2003      1.225          1.365         2,449,476
                                                          2002      1.143          1.225         2,100,512
                                                          2001      1.117          1.143         1,428,489

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98)............  2007      1.955          2.051                --
                                                          2006      1.682          1.955         1,390,573
                                                          2005      1.642          1.682         1,676,349
                                                          2004      1.541          1.642         2,186,181
                                                          2003      1.126          1.541         2,159,507
                                                          2002      1.527          1.126         2,035,554
                                                          2001      1.587          1.527         1,692,504

Met Investors Series Trust
  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.782          0.895         1,432,280
                                                          2009      0.588          0.782         1,687,502
                                                          2008      1.023          0.588         1,930,194
                                                          2007      1.220          1.023         2,448,908
                                                          2006      1.003          1.220         2,653,592

  MIST Janus Forty Subaccount (Class E) (5/09)..........  2010      0.942          1.015           307,244
                                                          2009      0.750          0.942           342,217

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.867          2.279           710,999
                                                          2009      1.122          1.867           547,133
                                                          2008      2.554          1.122           506,692
                                                          2007      2.027          2.554           817,247

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  A) (4/08).............................................  2010      0.832          1.084           635,919
                                                          2009      0.535          0.832           777,597
                                                          2008      0.964          0.535           911,042

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.072          1.212         3,990,123
                                                          2009      0.859          1.072         4,719,942

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.193          1.407         1,280,459
                                                          2009      0.947          1.193         1,314,819

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.259          1.239         2,345,366
                                                          2009      1.274          1.259         3,813,323
                                                          2008      1.259          1.274         4,633,368
                                                          2007      1.218          1.259         4,112,663
                                                          2006      1.191          1.218         3,762,146

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.884          0.922                --
                                                          2008      1.628          0.884         1,238,248
                                                          2007      1.591          1.628         1,399,766
                                                          2006      1.570          1.591         1,443,110

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.466          1.651         1,242,268
                                                          2009      1.224          1.466         1,325,969
                                                          2008      2.039          1.224         1,488,652
                                                          2007      1.990          2.039         1,732,804
                                                          2006      1.940          1.990         1,956,216

  MSF Met/Artisan Mid Cap Value Subaccount (Class B)
  (5/10)................................................  2010      2.036          2.150           102,686

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.788          1.933         1,544,043
                                                          2009      1.535          1.788         1,860,187
                                                          2008      2.008          1.535         1,976,287
                                                          2007      1.958          2.008         2,547,845
                                                          2006      1.832          1.958         2,850,181

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  A) (4/07).............................................  2010      1.407          1.749         1,090,811
                                                          2009      0.965          1.407         1,340,686
                                                          2008      1.863          0.965         1,484,427
                                                          2007      1.979          1.863         1,825,024

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/07) *..............................................  2010      1.258          1.439         1,076,448
                                                          2009      0.911          1.258         1,146,827
                                                          2008      1.552          0.911         1,033,455
                                                          2007      1.563          1.552         1,573,331

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08) *..............................................  2009      0.643          0.884           797,454
                                                          2008      1.039          0.643         1,069,073

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Equity Income Subaccount (12/96)............  2006      1.847          1.940                --
                                                          2005      1.796          1.847         2,875,197
                                                          2004      1.661          1.796         2,971,611
                                                          2003      1.287          1.661         2,503,152
                                                          2002      1.519          1.287         1,377,904
                                                          2001      1.607          1.519           930,539

  Travelers Large Cap Subaccount (12/96)................  2006      1.523          1.570                --
                                                          2005      1.424          1.523         2,325,135
                                                          2004      1.358          1.424         2,394,298
                                                          2003      1.107          1.358         2,111,801
                                                          2002      1.457          1.107           805,511
                                                          2001      1.635          1.457           718,898

Universal Institutional Funds, Inc.
  UIF Capital Growth Growth Subaccount (Class I)
  (5/00)................................................  2010      0.726          0.877           822,311
                                                          2009      0.445          0.726           877,510
                                                          2008      0.891          0.445         1,048,921
                                                          2007      0.742          0.891         1,485,044
                                                          2006      0.725          0.742         1,459,512
                                                          2005      0.636          0.725         1,636,842
                                                          2004      0.600          0.636         2,045,875
                                                          2003      0.488          0.600         2,075,872
                                                          2002      0.687          0.488         2,122,154
                                                          2001      0.734          0.687         1,986,722

  UIF Emerging Markets Equity Subaccount (Class I)
  (5/98)................................................  2007      2.330          2.505                --
                                                          2006      1.726          2.330           597,410
                                                          2005      1.310          1.726           606,734
                                                          2004      1.081          1.310           559,296
                                                          2003      0.734          1.081           357,824
                                                          2002      0.819          0.734           288,688
                                                          2001      0.902          0.819           237,842

  UIF Global Value Equity Subaccount (Class I) (5/98)...  2007      1.475          1.574                --
                                                          2006      1.236          1.475         1,743,791
                                                          2005      1.187          1.236         1,504,966
                                                          2004      1.062          1.187         1,449,166
                                                          2003      0.837          1.062         1,364,490
                                                          2002      1.023          0.837           973,416
                                                          2001      1.099          1.023           796,032

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  UIF Mid Cap Growth Subaccount (Class I) (5/00)........  2008      1.018          0.967                --
                                                          2007      0.843          1.018         1,207,719
                                                          2006      0.784          0.843         1,265,478
                                                          2005      0.678          0.784         1,336,972
                                                          2004      0.566          0.678         1,560,473
                                                          2003      0.406          0.566         1,630,758
                                                          2002      0.599          0.406         1,493,298
                                                          2001      0.729          0.599         1,497,483

  UIF Technology Subaccount (Class I) (5/00)............  2006      0.229          0.239                --
                                                          2005      0.233          0.229         2,635,430
                                                          2004      0.241          0.233         2,182,388
                                                          2003      0.165          0.241         2,247,841
                                                          2002      0.329          0.165         2,326,271
                                                          2001      0.435          0.329         2,365,730

  UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)....  2007      1.878          2.004                --
                                                          2006      1.581          1.878         1,944,293
                                                          2005      1.430          1.581         2,192,072
                                                          2004      1.268          1.430         2,254,502
                                                          2003      0.911          1.268         2,260,663
                                                          2002      1.286          0.911         2,503,221
                                                          2001      1.332          1.286         2,129,236

  UIF U.S. Real Estate Securities Subaccount (Class I)
  (5/98)................................................  2006      2.416          3.065                --
                                                          2005      2.097          2.416         1,162,250
                                                          2004      1.562          2.097         1,138,951
                                                          2003      1.154          1.562         1,007,734
                                                          2002      1.182          1.154           682,571
                                                          2001      1.103          1.182           617,303

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)...............................................  2009      0.857          0.831                --
                                                          2008      1.356          0.857         2,185,600
                                                          2007      1.411          1.356         2,502,551
                                                          2006      1.235          1.411         2,716,155
                                                          2005      1.206          1.235         3,076,788
                                                          2004      1.043          1.206         2,498,453
                                                          2003      0.811          1.043         1,047,064
                                                          2002      1.023          0.811         1,023,183
                                                          2001      1.089          1.023         1,109,067

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/98)................................................  2009      0.472          0.484                --
                                                          2008      0.842          0.472           591,474
                                                          2007      0.761          0.842         1,008,408
                                                          2006      0.724          0.761         1,115,553
                                                          2005      0.682          0.724         1,213,722
                                                          2004      0.668          0.682         1,536,923
                                                          2003      0.540          0.668         1,516,465
                                                          2002      0.779          0.540         1,554,473
                                                          2001      0.850          0.779         1,539,288

  Van Kampen LIT Money Market Subaccount (Class II)
  (12/00)...............................................  2006      0.998          1.005                --
                                                          2005      0.990          0.998         4,219,297
                                                          2004      1.001          0.990         3,766,879
                                                          2003      1.014          1.001         4,137,774
                                                          2002      1.020          1.014         5,184,605
                                                          2001      1.000          1.020         3,270,353




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust -- MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio -- Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio -- Class B and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGE

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Capital Growth Portfolio                        Growth Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Funds were merged into the new Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) -- SERIES I                    INSURANCE FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Government            Invesco V.I. Government Securities
     Fund -- Series II                               Fund -- Series II
  Invesco Van Kampen V. I. Value                Invesco Van Kampen V.I. Comstock
     Fund -- Series I                                Fund -- Series I


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable Strategic   Western Asset Management Strategic Bond
     Bond Portfolio -- Class I                       Opportunities Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-06-07-10-11




                                       C-1